UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number               811-06367

Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:   September 30

Date of reporting period:   March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Small Cap Growth Fund

Semiannual Report — March 31, 2013

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 5 stars overall, 4 stars for the three year period, and 5 stars for the five and ten year periods ended March 31, 2013 among 604, 604, 535, and 329 Small Blend funds, respectively.

Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the six months ended March 31, 2013, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 18.2% compared with an increase of 14.5% for the Russell 2000 Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of March 31, 2013.

Comparative Results

Average Annual Returns through March 31, 2013 (a)(b) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	Since Inception (10/22/91)
Class AAA (GABSX)	18.21%	20.53%	9.56%	13.31%	13.11%
Russell 2000 Index	14.48	16.30	8.24	11.52	9.49
Class A (GCASX)	18.21	20.57	9.56	13.31	13.11
With sales charge (c)	11.42	13.64	8.27	12.64	12.80
Class C (GCCSX)	17.76	19.66	8.75	12.53	12.75
With contingent deferred sales charge (d)	16.76	18.66	8.75	12.53	12.75
Class I (GACIX)	18.35	20.85	9.84	13.46	13.18

In the current prospectus dated January 28, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.41%, 1.41%, 2.16%, and 1.16%, respectively. See page 15 for the expense ratios for the six months ended March 31, 2013. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance for the Class A Shares and Class C Shares would have been lower and for Class I Shares would have been higher due to the differences in expenses associated with these classes of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small-cap segment of the U.S. equity market.

Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Small Cap Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2012 through March 31, 2013                     Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/12	Ending Account Value 03/31/13	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Small Cap Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,182.10	1.40%	$7.62
Class A	$1,000.00	$1,182.10	1.40%	$7.62
Class C	$1,000.00	$1,177.60	2.15%	$11.67
Class I	$1,000.00	$1,183.50	1.15%	$6.26
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.95	1.40%	$7.04
Class A	$1,000.00	$1,017.95	1.40%	$7.04
Class C	$1,000.00	$1,014.21	2.15%	$10.80
Class I	$1,000.00	$1,019.20	1.15%	$5.79

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2013:

The Gabelli Small Cap Growth Fund

Equipment and Supplies	8.9%
Food and Beverage	7.8%
U.S. Government Obligations	6.9%
Diversified Industrial	6.9%
Energy and Utilities	6.2%
Retail	5.9%
Automotive: Parts and Accessories	5.8%
Health Care	5.4%
Business Services	5.1%
Financial Services	4.8%
Specialty Chemicals	4.3%
Building and Construction	4.3%
Aviation: Parts and Services	3.5%
Hotels and Gaming	3.0%
Computer Software and Services	2.2%
Entertainment	1.7%
Telecommunications	1.6%
Cable	1.6%
Electronics	1.6%
Real Estate	1.5%
Consumer Products	1.4%
Machinery	1.4%

Consumer Services	1.3%
Publishing	1.2%
Transportation	1.0%
Broadcasting	0.9%
Metals and Mining	0.7%
Automotive	0.6%
Environmental Services	0.5%
Manufactured Housing and Recreational Vehicles	0.3%
Home Furnishings	0.3%
Educational Services	0.3%
Closed-End Funds	0.2%
Wireless Communications	0.1%
Paper and Forest Products	0.1%
Agriculture	0.1%
Communications Equipment	0.1%
Closed-End Business Development Company	0.1%
Aerospace	0.0%
Other Assets and Liabilities (Net)	0.4%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 92.5%
	Aerospace — 0.0%
25,000	Embraer SA, ADR	$430,623	$891,750
15,000	Exelis Inc.	135,825	163,350
12,500	Innovative Solutions & Support Inc.	47,898	61,625

		614,346	1,116,725

	Agriculture — 0.1%
329,975	Black Earth Farming Ltd., SDR†	680,485	625,360
12,000	Cadiz Inc.†	93,950	81,120
240,000	Ceres Inc.†	2,704,510	835,200
3,000	The Mosaic Co.	63,893	178,830

		3,542,838	1,720,510

	Automotive — 0.6%
425,000	Navistar International Corp.†	10,441,624	14,692,250
12,000	PACCAR Inc.	471,506	606,720

		10,913,130	15,298,970

	Automotive: Parts and Accessories — 5.7%
131,000	BorgWarner Inc.†	1,451,663	10,131,540
890,000	Brembo SpA	10,373,886	14,272,035
90,022	China Automotive Systems Inc.†	463,870	433,006
1,000,015	Dana Holding Corp.	7,045,474	17,830,267
590,045	Federal-Mogul Corp.†	8,949,759	3,557,971
660,000	Modine Manufacturing Co.†	8,375,586	6,006,000
22,500	Monro Muffler Brake Inc.	152,114	893,475
436,000	O’Reilly Automotive Inc.†	11,864,651	44,711,800
100,000	Penske Automotive Group Inc.	1,476,842	3,336,000
36,000	Puradyn Filter Technologies Inc.†	10,247	6,210
195,000	SORL Auto Parts Inc.†	1,145,902	748,800
80,375	Spartan Motors Inc.	388,580	426,791
283,000	Standard Motor Products Inc.	2,632,172	7,844,760
207,000	Strattec Security Corp.(a)	4,399,791	5,885,010
370,000	Superior Industries International Inc.	6,099,024	6,911,600
510,000	Tenneco Inc.†	5,099,490	20,048,100
520,061	The Pep Boys - Manny, Moe & Jack†	5,617,497	6,131,519
27,000	Thor Industries Inc.	250,194	993,330
70,000	Wonder Auto Technology Inc.†(b)	262,540	31,500

		76,059,282	150,199,714

	Aviation: Parts and Services — 3.5%
25,000	AAR Corp.	302,990	459,750
10,000	Astronics Corp.†	31,028	298,200
5,813	Astronics Corp., Cl. B†	17,962	170,946

Shares		Cost	Market Value
2,500	Barnes Group Inc.	$68,820	$72,325
5,000,000	BBA Aviation plc	13,331,465	19,563,009
520,000	Curtiss-Wright Corp.	14,888,024	18,044,000
44,000	Ducommun Inc.†	868,225	870,760
1,225,095	GenCorp Inc.†	7,763,715	16,293,763
825,000	Kaman Corp.	14,788,747	29,262,750
85,000	Moog Inc., Cl. A†	703,065	3,895,550
16,100	Moog Inc., Cl. B†	464,818	740,520
68,000	Woodward Inc.	1,052,020	2,703,680

		54,280,879	92,375,253

	Broadcasting — 0.9%
520,836	Acme Communications Inc.	543,160	72,917
229,000	Beasley Broadcast Group Inc., Cl. A	1,311,317	1,351,100
23,300	Cogeco Inc.	592,837	953,010
345,000	Crown Media Holdings Inc., Cl. A†	1,354,772	707,250
2,433	Granite Broadcasting Corp.†(b)	822,771	12
310,000	Gray Television Inc.†	935,016	1,453,900
43,000	Gray Television Inc., Cl. A†	89,142	176,300
88,000	Liberty Media Corp.†	1,592,167	9,823,440
59,000	Pandora Media Inc.†	679,321	835,440
551,600	Salem Communications Corp., Cl. A	2,202,353	4,374,188
175,000	Sinclair Broadcast Group Inc., Cl. A	1,392,064	3,542,000
450,000	Sirius XM Radio Inc.	219,282	1,386,000

		11,734,202	24,675,557

	Building and Construction — 4.3%
55,000	Beazer Homes USA Inc.†	1,035,020	871,200
295,000	D.R. Horton Inc.	3,487,620	7,168,500
750,000	Hovnanian Enterprises Inc., Cl. A†	1,928,866	4,327,500
200,000	KB Home	2,123,861	4,354,000
451,000	Layne Christensen Co.†	11,559,522	9,642,380
115,000	Lennar Corp., Cl. A	1,645,973	4,770,200
300,009	Lennar Corp., Cl. B	7,057,703	9,678,290
600,000	Louisiana-Pacific Corp.†	5,071,723	12,960,000
170,000	MDC Holdings Inc.	4,403,790	6,230,500
155,000	Meritage Homes Corp.†	3,454,885	7,263,300
12,500	Nortek Inc.†	459,613	892,000
2,800	NVR Inc.†	1,980,556	3,024,308
345,000	PulteGroup Inc.†	2,447,273	6,982,800
200,000	Standard Pacific Corp.†	771,232	1,728,000
143,015	Texas Industries Inc.†	4,697,629	9,025,677
255,000	The Ryland Group Inc.	4,167,256	10,613,100
380,000	Toll Brothers Inc.†	7,446,446	13,011,200

		63,738,968	112,542,955

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services — 5.1%
40,000	ACCO Brands Corp.†	$383,433	$267,200
100,033	Arbitron Inc.	2,786,256	4,688,547
115,000	Ascent Capital Group Inc., Cl. A†	2,922,487	8,560,600
460,006	Clear Channel Outdoor Holdings Inc., Cl. A†	1,819,004	3,445,445
416,000	Diebold Inc.	13,954,209	12,613,120
550,000	Edgewater Technology Inc.†(a)	2,709,394	2,150,500
380,000	Furmanite Corp.†	1,479,692	2,542,200
110,000	GP Strategies Corp.†	915,343	2,624,600
35,589	GSE Systems Inc.†	138,667	71,178
750,000	Intermec Inc.†	9,860,624	7,372,500
330,000	Internap Network Services Corp.†	2,215,329	3,085,500
22,000	Lamar Advertising Co., Cl. A†	196,856	1,069,420
16,500	Landauer Inc.	425,722	930,270
1,160,000	Live Nation Entertainment Inc.†	11,913,883	14,349,200
275,000	Loomis AB, Cl. B	2,925,762	5,106,230
197,000	Macquarie Infrastructure Co. LLC	2,841,760	10,645,880
100,000	McGrath RentCorp	2,688,497	3,110,000
125,000	ModusLink Global Solutions Inc.†	486,103	412,500
120,000	Sohgo Security Services Co. Ltd.	1,459,559	1,754,077
149,000	Stamps.com Inc.†	1,198,459	3,720,530
560,000	Swisher Hygiene Inc.†	385,126	711,129
400,007	The Brink’s Co.	9,901,365	11,304,198
1,910,000	The Interpublic Group of Companies Inc.	13,286,999	24,887,300
25,000	Tiger Media Inc.†	122,456	28,750
33,050	TransAct Technologies Inc.	168,459	260,765
10,107,500	Trans-Lux Corp.†(a)	4,037,138	2,577,413
60,000	United Rentals Inc.†	380,572	3,298,200
84,000	ValueClick Inc.†	1,083,047	2,482,200

		92,686,201	134,069,452

	Cable — 1.6%
230,000	Adelphia Communications Corp., Cl. A†(b)	29,650	0
230,000	Adelphia Communications Corp., Escrow†(b)	0	0
230,000	Adelphia Recovery Trust†	0	1,840
181,000	AMC Networks Inc., Cl. A†	2,124,059	11,435,580
500,000	Cablevision Systems Corp., Cl. A	115,089	7,480,000
10,000	Cogeco Cable Inc.	340,851	449,082
232,000	DIRECTV†	5,764,499	13,133,520
50,000	DISH Network Corp., Cl. A	968,420	1,895,000

Shares		Cost	Market Value
36,000	EchoStar Corp., Cl. A†	$708,109	$1,402,920
8,800	Liberty Global Inc., Cl. A†	211,413	645,920
8,800	Liberty Global Inc., Cl. C†	203,123	603,944
460,000	LIN TV Corp., Cl. A†	2,703,545	5,055,400
40,000	Outdoor Channel Holdings Inc.	312,013	356,800

		13,480,771	42,460,006

	Closed-End Business Development Company — 0.1%
115,000	MVC Capital Inc.	1,305,912	1,475,450

	Closed-End Funds — 0.2%
105,435	The Central Europe and Russia Fund Inc.	3,149,972	3,455,105
34,905	The European Equity Fund Inc.	353,307	242,939
58,212	The New Germany Fund Inc.	701,365	980,290

		4,204,644	4,678,334

	Communications Equipment — 0.1%
145,171	Communications Systems Inc.	1,068,448	1,429,934
500	IPG Photonics Corp.	31,282	33,205
295,000	Sycamore Networks Inc.	498,478	109,150

		1,598,208	1,572,289

	Computer Software and Services — 2.2%
150,000	Activision Blizzard Inc.	1,812,794	2,185,500
320,000	EarthLink Inc.	2,438,884	1,734,400
130,000	Electronic Arts Inc.†	2,512,618	2,301,000
135,000	Emulex Corp.†	1,313,413	881,550
300,000	FalconStor Software Inc.†	1,455,793	804,000
451,020	Global Sources Ltd.†	3,414,002	3,409,711
25,068	Guidance Software Inc.†	229,715	271,988
35,000	InterXion Holding NV†	497,931	847,700
60,000	Mentor Graphics Corp.	720,436	1,083,000
24,000	Mercury Systems Inc.†	448,015	176,880
20,187	MKS Instruments Inc.	367,981	549,086
440,000	NCR Corp.†	4,746,089	12,126,400
65,000	Quantum Corp.†	204,798	83,200
100,000	Rockwell Automation Inc.	2,731,906	8,635,000
54,000	Stratasys Ltd.†	4,104,000	4,007,880
300,000	Tyler Technologies Inc.†	1,353,611	18,378,000

		28,351,986	57,475,295

	Consumer Products — 1.4%
270,000	1-800-FLOWERS.COM Inc., Cl. A†	1,228,113	1,341,900
55,000	Brunswick Corp.	967,690	1,882,100
33,500	Chofu Seisakusho Co. Ltd	484,644	761,922
58,500	Church & Dwight Co. Inc.	295,249	3,780,855
12,000	Elizabeth Arden Inc.†	419,418	483,000
2,000	Harley-Davidson Inc.	4,712	106,600

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
25,012	Harman International Industries Inc.	$1,083,712	$1,116,286
400,004	Marine Products Corp.	799,378	2,944,029
10,000	National Presto Industries Inc.	300,897	805,000
447,000	Sally Beauty Holdings Inc.†	2,969,880	13,132,860
6,500	Steven Madden Ltd.†	36,466	280,410
235,000	Stewart Enterprises Inc., Cl. A	1,311,459	2,183,150
150,000	Swedish Match AB	2,992,162	4,656,605
87,425	Syratech Corp.†	17,426	262
24,000	The Scotts Miracle-Gro Co., Cl. A	710,286	1,037,760
22,000	WD-40 Co.	606,916	1,204,940
55,000	Wolverine World Wide Inc.	567,192	2,440,350

		14,795,600	38,158,029

	Consumer Services — 1.3%
52,000	Bowlin Travel Centers Inc.†	52,442	70,980
2,750	Collectors Universe Inc.	4,650	32,367
20,000	IAC/InterActiveCorp.	221,743	893,600
270,017	KAR Auction Services Inc.	3,655,137	5,408,441
100,000	Liberty Interactive Corp., Cl. A†	1,749,861	2,138,000
18,726	Liberty Ventures, Cl. A†	795,942	1,415,311
200,000	Martha Stewart Living Omnimedia Inc., Cl. A†	1,093,976	528,000
600,000	Rollins Inc.	2,281,581	14,730,000
70,000	The ADT Corp.	1,712,269	3,425,800
460,000	TiVo Inc.†	4,876,896	5,699,400

		16,444,497	34,341,899

	Diversified Industrial — 6.9%
29,000	Acuity Brands Inc.	363,546	2,011,150
30,000	Aegion Corp.†	561,304	694,500
114,000	Albany International Corp., Cl. A	2,415,759	3,294,600
205,000	Ampco-Pittsburgh Corp.	3,540,182	3,876,550
6,000	Anixter International Inc.	57,120	419,520
3,000	Columbus McKinnon Corp.†	40,570	57,750
397,000	Crane Co.	9,316,447	22,176,420
3,000	ESCO Technologies Inc.	49,914	122,580
17,000	Foster Wheeler AG†	32,976	388,450
22,537	Gardner Denver Inc.	797,447	1,692,754
74,000	Greif Inc., Cl. A	757,714	3,967,880
117,100	Greif Inc., Cl. B	5,666,297	6,569,310
1,232,000	Griffon Corp.	13,929,255	14,685,440
371,000	Handy & Harman Ltd.†	2,590,981	5,709,690
13,000	Haynes International Inc.	643,150	718,900
190,000	Jardine Strategic Holdings Ltd.	3,487,637	7,520,200

Shares		Cost	Market Value
400,000	Katy Industries Inc.†(a)	$616,568	$260,000
80,000	Kaydon Corp.	2,744,354	2,046,400
30,000	Key Technology Inc.†	483,654	379,200
1,000	L.B. Foster Co., Cl. A	17,608	44,290
33,000	Lawson Products Inc.	438,669	580,140
97,000	Lincoln Electric Holdings Inc.	2,614,310	5,255,460
72,000	Lindsay Corp.	1,620,267	6,348,960
34,083	Lydall Inc.†	363,087	523,174
82,000	Magnetek Inc.†	1,819,803	1,145,540
32,000	Matthews International Corp., Cl. A	748,294	1,116,480
470,123	Myers Industries Inc.	4,571,081	6,562,917
138,000	Oil-Dri Corp. of America	1,510,309	3,757,740
124,000	Olin Corp.	2,407,153	3,127,280
303,000	Park-Ohio Holdings Corp.†	2,641,987	10,038,390
19,000	Pentair Ltd.	727,134	1,002,250
87,000	Precision Castparts Corp.	1,759,715	16,496,940
62,000	Raven Industries Inc.	1,623,285	2,083,820
32,000	Roper Industries Inc.	620,029	4,073,920
260,033	Sevcon Inc.†(a)	1,552,527	959,522
96,000	Sonoco Products Co.	2,940,089	3,359,040
117,000	Standex International Corp.	2,809,451	6,460,740
387,000	Textron Inc.	2,408,058	11,536,470
383,173	Tredegar Corp.	6,416,822	11,280,613
87,400	Trinity Industries Inc.	2,662,129	3,961,842
147,000	Tyco International Ltd.	2,752,473	4,704,000

		93,119,155	181,010,822

	Educational Services — 0.3%
80,000	Career Education Corp.†	1,261,178	189,600
445,000	Corinthian Colleges Inc.†	2,581,998	934,500
440,000	Universal Technical Institute Inc.	7,771,190	5,557,200

		11,614,366	6,681,300

	Electronics — 1.6%
98,000	Badger Meter Inc.	2,797,399	5,244,960
248,000	Bel Fuse Inc., Cl. A(a)	5,899,869	3,422,400
20,000	CSR plc, ADR	293,600	583,200
566,008	CTS Corp.	5,414,268	5,909,124
170,000	Cypress Semiconductor Corp.	1,251,149	1,875,100
40,000	Daktronics Inc.	362,126	420,000
110,000	Gentex Corp.	2,666,319	2,201,100
120,055	Greatbatch Inc.†	2,990,702	3,586,043
20,000	IMAX Corp.†	158,565	534,600
70,000	KEMET Corp.†	307,782	437,500
330,000	MEMC Electronic Materials Inc.†	1,355,447	1,452,000
110,000	Methode Electronics Inc.	951,012	1,416,800
7,500	MOCON Inc.	113,015	106,200
310,000	Park Electrochemical Corp.	7,329,771	7,855,400
120,000	Pulse Electronics Corp.†	546,998	48,600

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
120,000	Rofin-Sinar Technologies Inc.†	$2,848,251	$3,250,800
185,000	Stoneridge Inc.†	1,506,975	1,411,550
109,000	Zygo Corp.†	1,013,646	1,614,290

		37,806,894	41,369,667

	Energy and Utilities — 6.2%
373,000	Black Hills Corp.	9,539,042	16,426,920
70,000	Black Ridge Oil and Gas Inc.†	0	49,000
100,000	Callon Petroleum Co.†	621,608	370,000
30,000	CH Energy Group Inc.	1,179,127	1,961,700
35,000	Chesapeake Utilities Corp.	933,995	1,716,750
7,000	Clean Energy Fuels Corp.†	107,846	91,000
42,000	CMS Energy Corp.	221,307	1,173,480
23,000	Connecticut Water Service Inc.	464,832	672,290
5,000	Consolidated Water Co. Ltd.	69,278	49,500
155,000	Covanta Holding Corp.	538,638	3,123,250
13,000	Dawson Geophysical Co.†	365,597	390,000
408,089	El Paso Electric Co.	5,933,160	13,732,195
3,000	Emerald Oil Inc.†	8,401	21,123
70,000	Energy Recovery Inc.†	301,631	259,000
20,000	Gamesa Corporacion Tecnologica SA	117,491	61,016
190,000	Great Plains Energy Inc.	3,922,294	4,406,100
103,000	Hawaiian Electric Industries Inc.	2,623,339	2,854,130
70,000	Key Energy Services Inc.†	597,194	565,600
45,000	Middlesex Water Co.	773,022	878,400
65,000	National Fuel Gas Co.	3,483,943	3,987,750
200,000	North Atlantic Drilling Ltd.	1,937,412	1,821,684
100,000	NorthWestern Corp.	2,966,899	3,986,000
80,000	Oceaneering International Inc.	1,366,984	5,312,800
229,000	Otter Tail Corp.	5,094,778	7,131,060
12,000	Patterson-UTI Energy Inc.	241,902	286,080
1,190,000	PNM Resources Inc.	12,941,338	27,715,100
132,000	Rowan Companies plc, Cl. A†	4,649,603	4,667,520
2,265,000	RPC Inc.	2,226,149	34,360,050
146,000	SJW Corp.	2,799,413	3,869,000
185,000	Southwest Gas Corp.	4,313,295	8,780,100
45,000	Tesoro Corp.	455,817	2,634,750
37,063	The Laclede Group Inc.	1,431,334	1,582,590
46,000	The York Water Co.	647,831	864,800
15,000	Vestas Wind Systems A/S†	142,183	119,920
220,000	Westar Energy Inc.	4,036,837	7,299,600

		77,053,520	163,220,258

	Entertainment — 1.7%
90,000	Carmike Cinemas Inc.†	605,943	1,630,800

Shares		Cost	Market Value
30,000	Discovery Communications Inc., Cl. A†	$409,647	$2,362,200
30,000	Discovery Communications Inc., Cl. C†	418,237	2,086,200
345,350	Dover Motorsports Inc.	1,381,239	690,700
250,000	Fisher Communications Inc.	8,671,093	9,810,000
32,000	International Speedway Corp., Cl. A	962,891	1,045,760
6,200	International Speedway Corp., Cl. B	148,415	204,600
7,000	Rovi Corp.†	99,660	149,870
90,000	Starz - Liberty Capital†	221,728	1,993,500
364,000	Take-Two Interactive Software Inc.†	5,297,103	5,878,600
270,000	The Madison Square Garden Co., Cl. A†	3,541,603	15,552,000
180,000	Universal Entertainment Corp.	2,597,230	3,577,628
22,000	World Wrestling Entertainment Inc., Cl. A	201,106	194,040

		24,555,895	45,175,898

	Environmental Services — 0.5%
400,000	Republic Services Inc.	5,798,456	13,200,000

	Equipment and Supplies — 8.9%
22,000	A.O. Smith Corp.	328,585	1,618,540
539,000	AMETEK Inc.	1,018,107	23,371,040
10,000	AZZ Inc.	154,353	482,000
18,000	Belden Inc.	208,890	929,700
52,000	Capstone Turbine Corp.†	99,800	46,800
542,000	CIRCOR International Inc.	14,929,987	23,035,000
230,000	CLARCOR Inc.	1,387,666	12,047,400
330,000	Core Molding Technologies Inc.†	654,777	2,930,400
167,000	Crown Holdings Inc.†	674,926	6,948,870
4,000	Danaher Corp.	34,106	248,600
180,000	Donaldson Co. Inc.	1,558,860	6,514,200
220,000	Entegris Inc.†	1,259,906	2,169,200
700,000	Federal Signal Corp.†	4,367,742	5,698,000
96,000	Flowserve Corp.	2,418,287	16,100,160
310,000	Franklin Electric Co. Inc.	1,429,429	10,406,700
222,000	Gerber Scientific Inc., Escrow†(b)	0	2,220
178,842	Graco Inc.	4,043,673	10,378,201
1,140,000	GrafTech International Ltd.†	13,817,869	8,755,200
100,000	IDEX Corp.	765,938	5,342,000
530,000	Interpump Group SpA	3,144,918	4,144,234
52,000	Itron Inc.†	2,232,271	2,412,800
10,500	Jarden Corp.†	115,037	449,925
40,000	Littelfuse Inc.	758,367	2,714,000
250,000	Lufkin Industries Inc.	2,643,320	16,597,500

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
55,000	Maezawa Kyuso Industries Co. Ltd.	$359,609	$728,581
82,000	Met-Pro Corp.	692,039	847,060
6,000	Mine Safety Appliances Co.	179,592	297,720
23,000	Minerals Technologies Inc.	792,534	954,730
90,013	Mueller Industries Inc.	3,425,289	4,796,793
240,000	Mueller Water Products Inc., Cl. A	1,447,179	1,423,200
10,000	Plantronics Inc.	262,977	441,900
2,000	Regal-Beloit Corp.	59,351	163,120
93,032	SL Industries Inc.	1,274,561	1,686,670
5,000	Teleflex Inc.	76,167	422,550
300,000	Tennant Co.	6,160,189	14,568,000
650,000	The Gorman-Rupp Co.	13,243,885	19,532,500
180,052	The Greenbrier Companies Inc.†	2,728,342	4,088,981
260,052	The L.S. Starrett Co., Cl. A	3,242,971	2,873,575
100,000	The Manitowoc Co. Inc.	666,995	2,056,000
25,200	The Middleby Corp.†	1,126,121	3,834,180
24,400	The Toro Co.	859,601	1,123,376
8,000	Valmont Industries Inc.	176,298	1,258,160
126,505	Vicor Corp.†	1,157,140	628,730
7,875	Watsco Inc., Cl. B	23,627	665,201
155,000	Watts Water Technologies Inc., Cl. A	3,553,514	7,438,450

		99,554,795	233,172,167

	Financial Services — 4.8%
10,500	Alleghany Corp.†	1,739,381	4,157,160
22,000	Argo Group International Holdings Ltd.	724,275	910,360
200,000	Artio Global Investors Inc.	2,627,972	544,000
305,000	BBCN Bancorp Inc.	3,424,494	3,983,300
10,121	BCB Holdings Ltd.†	21,770	3,076
118,000	BKF Capital Group Inc.†	495,818	122,720
15,000	Calamos Asset Management Inc., Cl. A	174,438	176,550
12,500	Capitol Federal Financial Inc.	125,000	150,875
22,000	Crazy Woman Creek Bancorp Inc.†	343,564	239,250
20,000	Discover Financial Services	210,712	896,800
48,000	Duff & Phelps Corp., Cl. A	715,281	744,480
205,000	Energy Transfer Equity LP	3,232,603	11,988,400
9,034	Fidelity Southern Corp.†	53,102	103,891
280,000	First Niagara Financial Group Inc.	3,647,333	2,480,800
22,100	FirstMerit Corp.	352,352	365,313
210,000	Flushing Financial Corp.	3,307,343	3,557,400
170,000	Fortress Investment Group LLC, Cl. A	892,093	1,088,000
1,100,000	GAM Holding AG	13,975,036	18,597,914

Shares		Cost	Market Value
53,000	Hudson Valley Holding Corp.	$1,022,300	$790,230
1,070,000	Janus Capital Group Inc.	10,701,890	10,058,000
750,072	KKR & Co. LP	5,438,228	14,491,391
180,000	Legg Mason Inc.	4,080,240	5,787,000
3,105	Leucadia National Corp.	23,623	85,170
21,000	M&T Bank Corp.	1,813,109	2,166,360
2,000	Manning & Napier Inc.	26,519	33,080
60,024	Medallion Financial Corp.	463,920	793,517
250,000	Och-Ziff Capital Management Group LLC, Cl. A	1,997,164	2,337,500
165,000	Oritani Financial Corp.	1,685,540	2,555,850
32,000	PrivateBancorp Inc.	541,949	605,120
198,700	Steel Excel Inc.†	5,313,722	5,392,718
240,000	Sterling Bancorp	3,491,955	2,438,400
36,000	Stifel Financial Corp.†	1,475,525	1,248,120
425,020	SWS Group Inc.†	4,856,910	2,571,371
10,000	T. Rowe Price Group Inc.	270,786	748,700
175,000	The Charles Schwab Corp.	2,842,976	3,095,750
10,000	Universal American Corp.	89,364	83,300
5,000	Value Line Inc.	144,057	47,100
470,000	Waddell & Reed Financial Inc., Cl. A	9,471,671	20,576,600
10,121	Waterloo Investment Holdings Ltd.†(b)	1,390	615
572,600	Wright Investors’ Service Holdings Inc.†	1,177,668	1,345,610

		92,993,073	127,361,791

	Food and Beverage — 7.8%
400	Annie’s Inc.†	7,600	15,304
580,000	Arca Continental SAB de CV	1,141,603	4,345,967
565,000	Boulder Brands Inc.†	3,529,695	5,073,700
57,150	Brown-Forman Corp., Cl. A	1,115,861	4,206,240
7,500	Brown-Forman Corp., Cl. B	144,052	535,500
200,000	Bull-Dog Sauce Co. Ltd.	444,295	373,931
5,190,000	China Tontine Wines Group Ltd.	1,014,424	334,297
20,000	Copeinca ASA	198,630	207,165
98,010	Crimson Wine Group Ltd.†	892,839	911,493
1,050,000	Davide Campari - Milano SpA	5,655,870	8,169,897
300,000	Dean Foods Co.†	4,600,803	5,439,000
365,400	Denny’s Corp.†	1,008,852	2,108,358
240,000	Diamond Foods Inc.†	5,179,766	4,046,400
326,000	Dr Pepper Snapple Group Inc.	6,664,752	15,305,700
3,500,000	Dynasty Fine Wines Group Ltd.†(b)	1,246,520	649,271
55,000	Farmer Brothers Co.†	711,242	808,500
50,000	Feihe International Inc.†	516,102	362,500
343,000	Flowers Foods Inc.	1,261,268	11,298,420
35,000	Green Mountain Coffee Roasters Inc.†	970,263	1,986,600

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
220,000	Ingredion Inc.	$4,748,180	$15,910,400
160,000	ITO EN Ltd.	3,301,726	3,858,289
23,500	J & J Snack Foods Corp.	531,096	1,806,915
1,325,000	Kikkoman Corp.	14,057,979	23,083,869
250,000	Lifeway Foods Inc.	2,505,566	3,475,000
3,000	MEIJI Holdings Co. Ltd.	117,526	137,197
70,000	MGP Ingredients Inc.	331,262	306,600
450,000	Morinaga Milk Industry Co. Ltd.	1,808,850	1,386,307
85,000	NISSIN FOODS HOLDINGS CO. LTD.	2,907,986	3,896,266
23,000	Nutrisystem Inc.	311,323	195,040
4,000,000	Parmalat SpA	11,428,716	10,203,558
30,000	Post Holdings Inc.†	280,450	1,287,900
162,000	Rock Field Co. Ltd.	2,539,700	3,424,656
585,636	Snyders-Lance Inc.	12,198,552	14,793,165
44,000	The Boston Beer Co. Inc., Cl. A†	838,122	7,024,160
292,000	The Hain Celestial Group Inc.†	5,511,873	17,835,360
66,000	The J.M. Smucker Co.	1,599,230	6,544,560
700,000	Tingyi (Cayman Islands) Holding Corp.	1,792,917	1,826,075
307,970	Tootsie Roll Industries Inc.	6,258,475	9,211,383
90,000	United Natural Foods Inc.†	2,545,822	4,428,000
6,000	Vina Concha Y Toro SA, ADR	200,849	234,000
1,200,000	Vitasoy International Holdings Ltd.	739,370	1,352,648
20,000	Willamette Valley Vineyards Inc.†	73,225	95,800
153,000	Yakult Honsha Co. Ltd.	3,829,281	6,159,983
50,000	Zhongpin Inc.†	667,727	644,500

		117,430,240	205,299,874

	Health Care — 5.3%
30,000	Alere Inc.†	554,733	765,900
37,000	Align Technology Inc.†	289,663	1,239,870
100,000	Allergan Inc.	1,964,408	11,163,000
125,000	AngioDynamics Inc.†	1,654,083	1,428,750
8,000	Anika Therapeutics Inc.†	76,123	116,160
162,200	ArthroCare Corp.†	3,265,295	5,638,072
47,235	Biolase Inc.†	55,305	187,995
12,099	Bio-Rad Laboratories Inc., Cl. A†	838,694	1,524,474
88,000	Bio-Reference Laboratories Inc.†	1,917,610	2,286,240
18,000	Bruker Corp.†	164,974	343,800
146,004	Cantel Medical Corp.	2,541,859	4,388,880
222,000	Cepheid Inc.†	3,001,918	8,518,140
180,000	Chemed Corp.	4,699,895	14,396,400
65,000	CONMED Corp.	1,684,549	2,213,900

Shares		Cost	Market Value
400,000	Cutera Inc.†	$4,862,170	$5,200,000
15,000	Cynosure Inc., Cl. A†	133,924	392,550
96,000	DexCom Inc.†	962,427	1,605,120
28,000	DGT Holdings Corp.†	330,269	373,800
205,024	Exactech Inc.†	3,180,235	4,241,947
465,000	Gentiva Health Services Inc.†	6,537,406	5,031,300
43,000	Henry Schein Inc.†	844,050	3,979,650
7,000	Heska Corp.	66,328	64,890
25,000	ICU Medical Inc.†	684,461	1,473,750
100,000	Lexicon Pharmaceuticals Inc.†	195,732	218,000
42,000	Life Technologies Corp.†	1,070,187	2,714,460
180,000	MAKO Surgical Corp.†	4,486,984	2,007,000
29,000	Meridian Bioscience Inc.	547,819	661,780
40,000	MWI Veterinary Supply Inc.†	972,736	5,290,400
8,000	Neogen Corp.†	195,096	396,560
50,000	Nordion Inc.	369,385	330,500
31,009	NuVasive Inc.†	632,295	660,802
105,000	Opko Health Inc.†	284,862	801,150
70,000	Orthofix International NV†	1,141,374	2,510,900
45,000	Owens & Minor Inc.	606,216	1,465,200
325,000	Pain Therapeutics Inc.	1,547,110	1,114,750
365,000	Palomar Medical Technologies Inc.†	5,181,008	4,923,850
15,000	Patterson Companies Inc.	506,907	570,600
636,000	Quidel Corp.†	7,144,104	15,105,000
10,000	Rhoen Klinikum AG	199,650	212,211
225,000	Rochester Medical Corp.†	2,586,728	3,289,500
210,000	RTI Biologics Inc.†	1,057,768	827,400
950,000	Sorin SpA†	2,406,255	2,437,958
54,084	STERIS Corp.	1,726,476	2,250,435
2,300	Straumann Holding AG	206,988	309,881
3,000	Stryker Corp.	142,188	195,720
14,000	Syneron Medical Ltd.†	116,750	143,080
6,500	Techne Corp.	445,248	441,025
36,000	The Cooper Companies Inc.	1,381,257	3,883,680
46,500	United-Guardian Inc.	421,054	902,100
75,000	Vascular Solutions Inc.†	573,743	1,216,500
390,000	Wright Medical Group Inc.†	6,239,716	9,285,900

		82,696,015	140,740,930

	Home Furnishings — 0.3%
140,000	Bassett Furniture Industries Inc.	1,214,556	2,234,400
42,500	Bed Bath & Beyond Inc.†	1,113,189	2,737,850
48,000	Blyth Inc.	986,043	833,280
60,000	La-Z-Boy Inc.	913,399	1,132,200

		4,227,187	6,937,730

	Hotels and Gaming — 3.0%
315,000	Boyd Gaming Corp.†	2,194,767	2,605,050
110,000	Canterbury Park Holding Corp.	1,120,504	1,104,400

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
228,037	Churchill Downs Inc.	$9,289,610	$15,971,711
137,500	Dover Downs Gaming & Entertainment Inc.	818,585	286,000
400,000	Genting Singapore plc	408,768	482,122
18,000	Home Inns & Hotels Management Inc., ADR†	343,247	536,220
87,000	Lakes Entertainment Inc.†	388,784	252,300
175,000	Las Vegas Sands Corp.	1,048,883	9,861,250
2,000,000	Mandarin Oriental International Ltd.	2,854,177	3,240,000
100,000	Morgans Hotel Group Co.†	719,616	592,000
172,000	Orient-Express Hotels Ltd., Cl. A†	2,913,614	1,695,920
100,000	Penn National Gaming Inc.†	1,509,186	5,443,000
390,000	Pinnacle Entertainment Inc.†	3,088,449	5,701,800
452,682	Ryman Hospitality Properties Inc.	11,635,205	20,710,202
2,600,000	The Hongkong & Shanghai Hotels Ltd.	2,690,035	4,454,722
315,000	The Marcus Corp.	3,942,068	3,934,350
24,000	Wynn Resorts Ltd.	199,481	3,003,840

		45,164,979	79,874,887

	Machinery — 1.4%
170,259	Astec Industries Inc.	5,717,279	5,947,147
439,000	CNH Global NV	5,637,413	18,139,480
22,000	Global Power Equipment Group Inc.	461,657	387,640
69,000	Kennametal Inc.	2,010,829	2,693,760
6,000	Nordson Corp.	107,171	395,700
133,000	Twin Disc Inc.	3,010,545	3,335,640
110,000	Zebra Technologies Corp., Cl. A†	2,213,349	5,184,300

		19,158,243	36,083,667

	Manufactured Housing and Recreational Vehicles — 0.3%
82,000	Cavco Industries Inc.†	1,886,364	3,900,740
15,000	Drew Industries Inc.	255,948	544,650
42,000	Nobility Homes Inc.†	500,123	228,060
15,000	Polaris Industries Inc.	808,795	1,387,350
213,014	Skyline Corp.†	4,495,606	1,271,694
58,000	Winnebago Industries Inc.†	685,542	1,197,120

		8,632,378	8,529,614

	Metals and Mining — 0.7%
52,003	Barrick Gold Corp.	1,522,648	1,528,888
250,000	Century Aluminum Co.†	3,043,653	1,935,000
10,000	Inmet Mining Corp.	325,911	665,945
15,000	Ivanplats Ltd., Cl. A†	67,984	64,084
140,000	Kinross Gold Corp.	962,642	1,110,200
200,000	Lynas Corp Ltd.†	184,524	116,608

Shares		Cost	Market Value
349,000	Materion Corp.	$7,926,849	$9,946,500
90,000	Molycorp Inc.†	1,697,629	468,000
52,100	Stillwater Mining Co.†	477,514	673,653
125,000	Turquoise Hill Resources Ltd.†	1,554,856	795,000
15,000	Yamana Gold Inc.	50,671	230,250

		17,814,881	17,534,128

	Paper and Forest Products — 0.1%
27,500	Schweitzer-Mauduit International Inc.	506,657	1,065,075
180,000	Wausau Paper Corp.	1,666,979	1,940,400

		2,173,636	3,005,475

	Publishing — 1.2%
65,000	Belo Corp., Cl. A	157,232	638,950
72,000	Cambium Learning Group Inc.†	250,559	74,160
1,330,000	Il Sole 24 Ore SpA†	2,229,536	848,171
12,000	John Wiley & Sons Inc., Cl. B	46,500	468,120
1,095,000	Journal Communications Inc., Cl. A†	5,475,453	7,358,400
1,620,000	Media General Inc., Cl. A†(a)	8,191,413	9,622,800
30,000	Meredith Corp.	539,417	1,147,800
260,000	News Corp., Cl. A	765,310	7,935,200
405,000	The E.W. Scripps Co., Cl. A†	2,634,168	4,872,150

		20,289,588	32,965,751

	Real Estate — 1.5%
21,320	Capital Properties Inc., Cl. A	419,855	155,636
15,000	Capital Properties Inc., Cl. B(b)	0	109,500
130,000	Cohen & Steers Inc.	2,757,684	4,689,100
201,600	Griffin Land & Nurseries Inc.	3,107,725	6,058,080
8,600	Gyrodyne Co. of America Inc.	184,133	632,186
105,000	Morguard Corp.	1,338,795	12,268,002
70,091	Tejon Ranch Co.†	2,079,136	2,087,310
595,000	The St. Joe Co.†	11,498,064	12,643,750

		21,385,392	38,643,564

	Retail — 5.9%
270,000	Aaron’s Inc.†	1,631,612	7,743,600
200,000	AutoNation Inc.†	3,399,442	8,750,000
56,000	Barnes & Noble Inc.†	744,895	921,200
18,000	Best Buy Co. Inc.	439,636	398,700
180,000	Big 5 Sporting Goods Corp.	2,466,959	2,809,800
23,100	Biglari Holdings Inc.†	5,975,704	8,620,689
357,000	Casey’s General Stores Inc.	13,029,974	20,813,100
90,000	Coldwater Creek Inc.†	903,452	284,400
82,000	Copart Inc.†	1,407,742	2,810,960
1,000	Cracker Barrel Old Country Store Inc.	59,645	80,850
60,000	Dominion Diamond Corp.†	929,307	979,800

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
2,500	Dunkin’ Brands Group Inc.	$47,500	$92,200
110,000	HSN Inc.	3,248,632	6,034,600
662,551	Ingles Markets Inc., Cl. A(a)	10,922,963	14,231,595
35,000	J.C. Penney Co. Inc.	896,908	528,850
380,000	Krispy Kreme Doughnuts Inc.†	2,420,097	5,487,200
180,000	Macy’s Inc.	2,590,692	7,531,200
58,000	Movado Group Inc.	756,058	1,944,160
155,000	Nathan’s Famous Inc.†	2,258,524	6,548,750
500,000	Pier 1 Imports Inc.	5,471,047	11,500,000
45,000	Regis Corp.	897,844	818,550
300,000	Rush Enterprises Inc., Cl. B†	3,438,009	6,180,000
330,000	The Bon-Ton Stores Inc.	2,391,300	4,290,000
380,000	The Cheesecake Factory Inc.	10,341,163	14,671,800
165,000	The Wendy’s Co.	1,329,631	935,550
152,000	Tractor Supply Co.	2,785,034	15,827,760
36,000	Village Super Market Inc., Cl. A	899,231	1,212,840
55,000	Weis Markets Inc.	1,727,131	2,238,500

		83,410,132	154,286,654

	Specialty Chemicals — 4.3%
52,000	A. Schulman Inc.	1,103,761	1,641,120
19,000	Airgas Inc.	547,423	1,884,040
80,000	Albemarle Corp.	1,244,700	5,001,600
69,000	Ashland Inc.	1,115,171	5,126,700
335,000	Chemtura Corp.†	5,022,240	7,239,350
12,000	Cytec Industries Inc.	358,846	888,960
2,245,000	Ferro Corp.†	15,541,849	15,153,750
315,000	H.B. Fuller Co.	4,165,943	12,310,200
14,000	Hawkins Inc.	211,098	559,300
1,360,000	Huntsman Corp.	11,010,640	25,282,400
80,000	Material Sciences Corp.†	465,412	864,000
28,000	NewMarket Corp.	2,956,405	7,290,080
300,000	OMNOVA Solutions Inc.†	574,864	2,301,000
70,000	Penford Corp.†	758,592	767,900
13,000	Quaker Chemical Corp.	214,482	767,260
100,000	Rockwood Holdings Inc.	1,867,175	6,544,000
255,000	Sensient Technologies Corp.	5,194,615	9,967,950
600,000	Zep Inc.	8,328,433	9,006,000

		60,681,649	112,595,610

	Telecommunications — 1.6%
53,000	Atlantic Tele-Network Inc.	1,320,085	2,571,030
2,000,000	Cincinnati Bell Inc.†	6,463,021	6,520,000
6,795	Community Service Communications Inc.	0	3,567
110,000	HickoryTech Corp.	949,514	1,116,500
6,000	IDT Corp., Cl. B	68,079	72,360
65,000	Ixia†	902,143	1,406,600

Shares			Cost	Market Value
33,000		Loral Space & Communi- cations Inc.	$ 1,276,558	$2,042,040
129,000		New ULM Telecom Inc.	1,212,089	774,645
4,000		Primus Telecommuni-cations Group Inc.	48,250	44,200
115,000		Rogers Communications Inc., Cl. B	555,319	5,871,900
116,005		Shenandoah Tele-communications Co.	982,995	1,766,756
1,500,000		Sprint Nextel Corp.†	4,307,356	9,315,000
37,584		Verizon Communications Inc.	846,702	1,847,254
815,000		VimpelCom Ltd., ADR	2,480,014	9,690,350
53,000		Winstar Communications Inc.†(b)	133	53

			21,412,258	43,042,255

		Transportation — 1.0%
474,000		GATX Corp.	14,405,014	24,633,780
2,000	(c)	Irish Continental Group plc	14,688	52,492
200		Navigator Holdings Ltd.†(b)	6,460	8,470
133,000		Providence and Worcester Railroad Co.	1,888,133	2,017,610

			16,314,295	26,712,352

		Wireless Communications — 0.1%
2,000,000		Cable & Wireless Communications plc	1,191,254	1,274,521
25,000		Millicom International Cellular SA, SDR	1,924,303	1,996,839

			3,115,557	3,271,360

		TOTAL COMMON STOCKS	1,360,154,048	2,432,876,192

		PREFERRED STOCKS — 0.1%
		Automotive: Parts and Accessories — 0.1%
48,000		Jungheinrich AG	990,268	2,017,228

		RIGHTS — 0.1%
		Health Care — 0.1%
850,000		Sanofi, CVR, expire 12/31/20†	1,751,817	1,513,000

		WARRANTS — 0.0%
		Automotive: Parts and Accessories — 0.0%
4,531		Federal-Mogul Corp., expire 12/27/14†	87,687	50

		Business Services — 0.0%
2,000,000		Trans-Lux, Ser. A, expire 04/19/13†(a)(d)(e)	82,821	251,548

		TOTAL WARRANTS	170,508	251,598

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Hotels and Gaming — 0.0%
$ 400,000	Ryman Hospitality Properties Inc., Cv., 3.750%, 10/01/14(d)	$ 390,820	$ 826,250

	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
65,376	Capital Properties Inc., 5.000%, 12/31/22(b)	65,376	65,376

	U.S. GOVERNMENT OBLIGATIONS — 6.9%
182,573,000	U.S. Treasury Bills, 0.050% to 0.120%††, 04/04/13 to 09/19/13	182,534,021	182,542,466

	TOTAL INVESTMENTS — 99.6%	$1,546,056,858	2,620,092,110

	Other Assets and Liabilities (Net) — 0.4%		11,292,557

	NET ASSETS — 100.0%		$2,631,384,667

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2013, the market value of fair valued securities amounted to $867,017 or 0.03% of net assets.

(c)	Denoted in units.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the market value of Rule 144A securities amounted to $1,077,798 or 0.04% of net assets.

(e)	Illiquid security.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities March 31, 2013 (Unaudited)
Assets:
Investments, at value (cost $1,507,644,374)	$2,580,731,322
Investments in affiliates, at value (cost $38,412,484)	39,360,788
Cash	744
Receivable for Fund shares sold	10,990,907
Receivable for investments sold	3,653,307
Dividends and interest receivable	2,982,609
Prepaid expenses	84,443

Total Assets	2,637,804,120

Liabilities:
Payable for investments purchased	1,235,505
Payable for Fund shares redeemed	1,779,382
Payable for investment advisory fees	2,172,352
Payable for distribution fees	537,375
Payable for accounting fees	7,500
Other accrued expenses	687,339

Total Liabilities	6,419,453

Net Assets (applicable to 64,185,111 shares outstanding)	$2,631,384,667

Net Assets Consist of:
Paid-in capital	$1,513,682,268
Accumulated net investment loss	(2,721,591)
Accumulated net realized gain on investments, futures contracts, and foreign currency transactions	46,387,209
Net unrealized appreciation on investments	1,074,035,252
Net unrealized appreciation on foreign currency translations	1,529

Net Assets	$2,631,384,667

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,836,378,908 ÷ 44,686,232 shares outstanding; 150,000,000 shares authorized)	$41.09

Class A:
Net Asset Value and redemption price per share ($225,410,899 ÷ 5,486,519 shares outstanding; 50,000,000 shares authorized)	$41.08

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$43.59

Class C:
Net Asset Value and offering price per share ($133,821,378 ÷ 3,502,908 shares outstanding; 50,000,000 shares authorized)	$38.20	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($435,773,482 ÷ 10,509,452 shares outstanding; 50,000,000 shares authorized)	$41.46

Statement of Operations For the Six Months Ended March 31, 2013 (Unaudited)
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $736,780)	$30,700,172
Dividends - affiliated	636,575
Interest	36,097

Total Investment Income	31,372,844

Expenses:
Investment advisory fees	11,433,963
Distribution fees - Class AAA	2,020,862
Distribution fees - Class A	232,280
Distribution fees - Class C	559,116
Shareholder services fees	1,039,317
Shareholder communication expenses	327,177
Custodian fees	125,992
Registration expenses	47,538
Directors’ fees	47,101
Legal and audit fees	43,108
Accounting fees	22,500
Interest expense	9,916
Miscellaneous expenses	65,259

Total Expenses	15,974,129

Less:
Advisory fee reduction on unsupervised assets (Note 3)	(36,240)
Custodian fee credits	(180)

Total Reductions and Credits	(36,420)

Net Expenses	15,937,709

Net Investment Income	15,435,135

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency:
Net realized gain on investments - unaffiliated	68,480,871
Net realized loss on investments - affiliated	(17,073)
Net realized gain on futures contracts	86,310
Net realized gain on foreign currency transactions	3,878

Net realized gain on investments, futures contracts, and foreign currency transactions	68,553,986

Net change in unrealized appreciation/depreciation: on investments	303,997,230
on foreign currency translations	1,617

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	303,998,847

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency	372,552,833

Net Increase in Net Assets Resulting from Operations	$387,987,968

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
Operations:
Net investment income/(loss)	$15,435,135	$(1,675,321)
Net realized gain on investments, futures contracts, and foreign currency transactions	68,553,986	38,768,816
Net change in unrealized appreciation on investments and foreign currency translations	303,998,847	443,952,656

Net Increase in Net Assets Resulting from Operations	387,987,968	481,046,151

Distributions to Shareholders:
Net investment income
Class AAA	(10,780,896)	—
Class A	(1,263,153)	—
Class I	(4,204,003)	—

	(16,248,052)	—

Net realized gain
Class AAA	(35,142,355)	(39,324,963)
Class A	(3,923,350)	(3,747,019)
Class B*	—	(466)
Class C	(2,560,469)	(2,264,720)
Class I	(7,900,812)	(3,844,897)

	(49,526,986)	(49,182,065)

Total Distributions to Shareholders	(65,775,038)	(49,182,065)

Capital Share Transactions:
Class AAA	72,982,053	(346,040,497)
Class A	28,986,371	(8,551,679)
Class B*	—	(19,608)
Class C	15,539,428	2,774,402
Class I	39,264,020	142,406,478

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	156,771,872	(209,430,904)

Redemption Fees	16,716	720

Net Increase in Net Assets	479,001,518	222,433,902
Net Assets:
Beginning of period	2,152,383,149	1,929,949,247

End of period (including undistributed net investment income of $0 and $0, respectively)	$2,631,384,667	$2,152,383,149

*	Class B Shares were liquidated on July 3, 2012.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratio to Average Net Assets/ Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)(b)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investments Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)(c)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss) (a)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2013(d)	$35.84	$0.25		$6.09	$6.34	$(0.25)	$(0.84)	$(1.09)	$0.00	$41.09	18.21%	$1,836,379	1.35	%(e)	1.40	%(e)(f)	2%
2012	29.16	(0.03)		7.46	7.43	—	(0.75)	(0.75)	0.00	35.84	25.98	1,535,477	(0.09)		1.41	(f)	7
2011	29.97	(0.10)		(0.71)	(0.81)	—	—	—	0.00	29.16	(2.70)	1,539,100	(0.30)		1.42	(f)	14
2010	25.81	(0.06)		4.22	4.16	—	—	—	0.00	29.97	16.12	1,435,780	(0.23)		1.44	(f)	14
2009	28.20	(0.02)		(0.92)	(0.94)	—	(1.45)	(1.45)	0.00	25.81	(1.70)	1,167,114	(0.09)		1.48	(f)	25
2008	34.37	(0.00	)(c)	(4.62)	(4.62)	—	(1.55)	(1.55)	0.00	28.20	(13.98)	995,613	(0.01)		1.43		26
Class A
2013(d)	$35.84	$0.25		$6.09	$6.34	$(0.26)	$(0.84)	$(1.10)	$0.00	$41.08	18.21%	$225,411	1.32	%(e)	1.40	%(e)(f)	2%
2012	29.15	(0.03)		7.47	7.44	—	(0.75)	(0.75)	0.00	35.84	26.02	169,823	(0.08)		1.41	(f)	7
2011	29.96	(0.10)		(0.71)	(0.81)	—	—	—	0.00	29.15	(2.70)	145,049	(0.31)		1.42	(f)	14
2010	25.81	(0.06)		4.21	4.15	—	—	—	0.00	29.96	16.08	115,265	(0.22)		1.44	(f)	14
2009	28.18	(0.03)		(0.89)	(0.92)	—	(1.45)	(1.45)	0.00	25.81	(1.63)	62,548	(0.12)		1.48	(f)	25
2008	34.37	(0.01)		(4.63)	(4.64)	—	(1.55)	(1.55)	0.00	28.18	(14.04)	26,604	(0.02)		1.43		26
Class C
2013(d)	$33.27	$0.10		$5.67	$5.77	—	$(0.84)	$(0.84)	$0.00	$38.20	17.76%	$133,821	0.57	%(e)	2.15	%(e)(f)	2%
2012	27.31	(0.26)		6.97	6.71	—	(0.75)	(0.75)	0.00	33.27	25.08	102,214	(0.83)		2.16	(f)	7
2011	28.28	(0.34)		(0.63)	(0.97)	—	—	—	0.00	27.31	(3.43)	81,289	(1.05)		2.17	(f)	14
2010	24.54	(0.25)		3.99	3.74	—	—	—	0.00	28.28	15.24	64,830	(0.98)		2.19	(f)	14
2009	27.09	(0.18)		(0.92)	(1.10)	—	(1.45)	(1.45)	0.00	24.54	(2.40)	42,974	(0.85)		2.23	(f)	25
2008	33.32	(0.22)		(4.46)	(4.68)	—	(1.55)	(1.55)	0.00	27.09	(14.63)	23,062	(0.75)		2.18		26
Class I
2013(d)	$36.29	$0.30		$6.15	$6.45	$(0.44)	$(0.84)	$(1.28)	$0.00	$41.46	18.35%	$435,774	1.59	%(e)	1.15	%(e)(f)	2%
2012	29.44	0.08		7.52	7.60	—	(0.75)	(0.75)	0.00	36.29	26.31	344,869	0.24		1.16	(f)	7
2011	30.18	(0.02)		(0.72)	(0.74)	—	—	—	0.00	29.44	(2.45)	164,494	(0.05)		1.17	(f)	14
2010	25.93	0.01		4.24	4.25	—	—	—	0.00	30.18	16.39	135,112	0.02		1.19	(f)	14
2009	28.25	0.02		(0.89)	(0.87)	—	(1.45)	(1.45)	0.00	25.93	(1.43)	99,413	0.11		1.23	(f)	25
2008(g)	30.06	0.05		(1.86)	(1.81)	—	—	—	0.00	28.25	(6.02)	3,578	0.22	(e)	1.18	(e)	26

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity throughout the period, net investment income (loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)	For the six months ended March 31, 2013, unaudited.
(e)	Annualized.
(f)

The ratios do not include a reduction of advisory fee on unsupervised assets for the six months ended March 31, 2013 and the years ended September 30, 2012, 2011, 2010, and 2009. Including such advisory fee reduction on unsupervised assets, the ratios of operating expenses to average net assets would have been 1.40%, 1.40%, 1.41%, 1.42%, and 1.47% (Class AAA and Class A), 2.15%, 2.15%, 2.16%, 2.17%, and 2.22% (Class C), and 1.15%, 1.15%, 1.16%, 1.17%, and 1.22% (Class I), respectively.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Small Cap Growth Fund, a series of the Gabelli Equity Series Funds, Inc. (the “Corporation”), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. Gabelli Funds, LLC (the “Adviser”) currently characterizes small capitalization companies for the Fund as those with total common stock market values of $2 billion or less at the time of investment. The Fund commenced investment operations on October 22, 1991.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$24,675,545	—	$12	$24,675,557
Cable	42,460,006	—	0	42,460,006
Consumer Products	38,157,767	$262	—	38,158,029
Equipment and Supplies	233,169,947	—	2,220	233,172,167
Financial Services	127,361,176	—	615	127,361,791
Real Estate	38,534,064	109,500	—	38,643,564
Telecommunications	43,042,202	—	53	43,042,255
Other Industries (a)	1,885,362,823	—	—	1,885,362,823
Total Common Stocks	2,432,763,530	109,762	2,900	2,432,876,192
Preferred Stocks (a)	2,017,228	—	—	2,017,228
Rights (a)	1,513,000	—	—	1,513,000
Warrants:
Automotive: Parts and Accessories	50	—	—	50
Business Services	—	251,548	—	251,548
Total Warrants	50	251,548	—	251,598
Convertible Corporate Bonds (a)	—	826,250	—	826,250
Corporate Bonds (a)	—	—	65,376	65,376
U.S. Government Obligations	—	182,542,466	—	182,542,466
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,436,293,808	$183,730,026	$68,276	$2,620,092,110

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended March 31, 2013.

The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the held investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The Fund held futures contracts on November 19, 2012, with an average monthly notional amount of approximately $9,937,280. At March 31, 2013, the Fund held no investments in futures contracts.

For the six months ended March 31, 2013, the effect of futures contracts with equity risk exposure can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency, Net realized gain on futures contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2013, refer to the Schedule of Investments.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/( loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2012 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$482,624
Net long term capital gains	48,699,441

Total distributions paid	$49,182,065

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,554,776,674	$1,147,743,105	$(82,427,669)	$1,065,315,436

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2013, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2009 through September 30, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2013, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $36,240.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”) an affiliate of the Fund, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2013, other than short term securities and U.S. Government obligations, aggregated $43,214,097 and $99,615,588, respectively.

6. Transactions with Affiliates. During the six months ended March 31, 2013, the Fund paid brokerage commissions on security trades of $92,094 to G.research, Inc. (formerly Gabelli & Company, Inc.), an affiliate of the Fund. Additionally, the Distributor retained a total of $60,794 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2013, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At March 31, 2013, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2013 was $1,251,681 with a weighted average interest rate of 1.17%. The maximum amount borrowed at anytime during the six months ended March 31, 2013 was $10,880,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Class B Shares were fully redeemed and closed on July 3, 2012.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2013 and the year ended September 30, 2012 amounted to $16,716 and $720, respectively.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	For the Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	4,612,074	$177,948,298	5,785,146	$191,861,703
Shares issued upon reinvestment of distributions	1,254,170	44,124,360	1,248,605	37,703,778
Shares redeemed	(4,017,635	(149,090,605)	(16,982,088)	(575,605,978)

Net increase/(decrease)	1,848,609	$72,982,053	(9,948,337)	$(346,040,497)

Class A
Shares sold	1,138,639	$43,681,769	1,400,637	$46,632,112
Shares issued upon reinvestment of distributions	135,636	4,771,381	113,467	3,426,712
Shares redeemed	(526,051)	(19,466,779)	(1,751,203)	(58,610,503)

Net increase/(decrease)	748,224	$28,986,371	(237,099)	$(8,551,679)

Class B*
Shares issued upon reinvestment of distributions	—	—	15	$423
Shares redeemed	—	—	(632)	(20,031)

Net decrease	—	—	(617)	$(19,608)

Class C
Shares sold	667,791	$23,820,342	651,027	$20,360,308
Shares issued upon reinvestment of distributions	72,080	2,351,244	73,277	2,064,384
Shares redeemed	(309,265)	(10,632,158)	(628,287)	(19,650,290)

Net increase	430,606	$15,539,428	96,017	$2,774,402

Class I
Shares sold	1,814,911	$70,326,685	7,951,014	$278,868,415
Shares issued upon reinvestment of distributions	292,940	10,434,347	100,679	3,092,474
Shares redeemed	(1,100,643)	(41,497,012)	(4,137,119)	(139,554,411)

Net increase	1,007,208	$39,264,020	3,914,574	$142,406,478

*	Class B Shares were fully redeemed and closed on July 3, 2012.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2013 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Dividend Income	Realized Gain/ (Loss)	Value at March 31, 2013	Percent Owned of Shares Outstanding
Bel Fuse Inc., Cl. A	248,000	1,000	(1,000)	248,000	$29,670	$(17,073)	$3,422,400	11.27%
Edgewater Technology Inc.	550,000	—	—	550,000	—	—	2,150,500	5.09%
Katy Industries Inc.	400,000	—	—	400,000	—	—	260,000	5.00%
Strattec Security Corp.	201,000	6,000	—	207,000	60,300	—	5,885,010	6.27%
Sevcon Inc.	255,833	4,200	—	260,033	—	—	959,522	7.43%
Ingles Markets Inc., Cl. A	662,051	500	—	662,551	546,605	—	14,231,595	5.10%
Media General Inc., Cl. A	1,610,800	9,200	—	1,620,000	—	—	9,622,800	5.96%
Trans-Lux Corp.*	95,300	10,012,200	—	10,107,500	—	—	2,577,413	39.03%
Trans-Lux Pfd., Ser. A*	200,000	—	(200,000)	—	—	—	—
Trans-Lux Ser. A, expire 04/19/13	2,000,000	—	—	2,000,000	—	—	251,548	6.69%

Total					$636,575	$(17,073)	$39,360,788

*	200,000 shares of Trans-Lux Pfd., Ser. A were closed and converted into 10,000,000 shares of Trans-Lux Corp. common stock.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2013, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of small cap core and small cap value funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the top quartile for the one year, three year, and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker and that another affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of small cap value and small cap core funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at, and the Fund’s size was above, average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider material to their decision, various information comparing the advisory fees with the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia University Graduate School of Business, and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with a fund’s three, five and ten year (if applicable) Morningstar Rating metrics. Data presented reflects past performance, which is no guarantee of future results. Ratings are for Class AAA, A, C, or I shares, other classes may have different performance characteristics. Unrated classes of fund shares are not listed. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Strong relative performance is not indicative of positive fund returns. © 2013 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI    (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President, Secretary, and

Acting Chief Compliance

Officer

Agnes Mullady

Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate,

Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating	TM

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 5 stars overall, 4 stars for the three year period, and 5 stars for the five and ten year periods ended March 31, 2013 among 604, 604, 535, and 329 Small Blend funds, respectively. Morningstar Rating TM is based on risk-adjusted returns.

GAB443Q113SR

The Gabelli Equity Income Fund

Semiannual Report — March 31, 2013

Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 4 stars overall, 4 stars for the three and five year periods, and 5 stars for the ten year period ended March 31, 2013 among 1,474, 1,474, 1,325, and 820 Large Blend funds, respectively.

Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA

Portfolio Manager

To Our Shareholders,

For the six months ended March 31, 2013, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund increased 13.7% compared with an increase of 10.2% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of March 31, 2013.

Comparative Results

Average Annual Returns through March 31, 2013 (a)(b) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	Since Inception (01/02/92)
Class AAA (GABEX)	13.69%	16.39%	6.67%	10.13%	10.32%
S&P 500 Index	10.19	13.96	5.81	8.53	8.60	(e)
Nasdaq Composite Index	5.82	7.38	8.69	10.29	8.42	(e)
Lipper Equity Income Fund Average	11.31	15.05	5.19	8.57	8.08
Class A (GCAEX)	13.69	16.40	6.67	10.12	10.31
With sales charge (c)	7.15	9.70	5.41	9.47	10.00
Class C (GCCEX)	13.28	15.50	5.87	9.38	9.96
With contingent deferred sales charge (d)	12.28	14.50	5.87	9.38	9.96
Class I (GCIEX)	13.82	16.69	6.94	10.28	10.39

In the current prospectus dated January 28, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.40%, 1.40%, 2.15%, and 1.15%, respectively. See page 13 for the expense ratios for the six months ended March 31, 2013. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance for the Class A Shares and Class C Shares would have been lower and Class I Shares would have been higher due to differences in expenses associated with these classes of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the NASDAQ Composite Index. You cannot invest directly in an index.
(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	S&P 500 Index and Nasdaq Composite Index since inception performance is as of December 31, 1991.

The Gabelli Equity Income Fund Disclosure of Fund Expenses (Unaudited) For the Six Month Period from October 1, 2012 through March 31, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/12	Ending Account Value 03/31/13	Annualized Expenses Ratio	Expense Paid During Period*
The Gabelli Equity Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,136.90	1.40%	$7.46
Class A	$1,000.00	$1,136.90	1.40%	$7.46
Class C	$1,000.00	$1,132.80	2.15%	$11.43
Class I	$1,000.00	$1,138.20	1.15%	$6.13
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.95	1.40%	$7.04
Class A	$1,000.00	$1,017.95	1.40%	$7.04
Class C	$1,000.00	$1,014.21	2.15%	$10.80
Class I	$1,000.00	$1,019.20	1.15%	$5.79
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2013:

The Gabelli Equity Income Fund

Food and Beverage	13.7%
Financial Services	13.5%
Health Care	12.7%
Retail	7.1%
Energy and Utilities: Oil	4.3%
Diversified Industrial	4.2%
Consumer Products	4.1%
Telecommunications	3.6%
Energy and Utilities: Integrated	3.3%
Aerospace	3.3%
Automotive: Parts and Accessories	2.5%
Energy and Utilities: Natural Gas	2.1%
Computer Hardware	2.0%
Specialty Chemicals	1.8%
Energy and Utilities: Services	1.7%
Entertainment	1.5%
Metals and Mining	1.5%
Automotive	1.5%
Electronics	1.4%
Computer Software and Services	1.4%
Machinery	1.3%
Hotels and Gaming	1.2%

U.S. Treasury Bills	1.2%
Equipment and Supplies	1.1%
Energy and Utilites: Electric	0.9%
Agriculture	0.9%
Wireless Communications	0.8%
Broadcasting	0.8%
Real Estate Investment Trusts	0.8%
Cable and Satellite	0.7%
Business Services	0.6%
Communications Equipment	0.5%
Building and Construction	0.4%
Transportation	0.4%
Consumer Services	0.4%
Environmental Services	0.2%
Aviation: Parts and Services	0.2%
Paper and Forest Products	0.1%
Publishing	0.1%
Energy and Utilities: Water	0.0%
Real Estate	0.0%
Other Assets and Liabilities (Net)	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Equity Income Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.0%
	Aerospace — 3.3%
91,000	Exelis Inc.	$1,094,506	$990,990
2,000	Lockheed Martin Corp.	47,350	193,040
10,000	Raytheon Co.	279,200	587,900
311,000	Rockwell Automation Inc.	14,448,524	26,854,850
2,000	Rockwell Collins Inc.	15,844	126,240
1,625,000	Rolls-Royce Holdings plc	12,119,318	27,901,029
242,000	The Boeing Co.	14,314,299	20,775,700

		42,319,041	77,429,749

	Agriculture — 0.9%
120,000	Archer Daniels Midland Co.	3,433,231	4,047,600
150,000	Monsanto Co.	2,423,783	15,844,500
12,000	The Mosaic Co.	186,246	715,320

		6,043,260	20,607,420

	Automotive — 1.5%
1,060,000	Ford Motor Co.	14,340,007	13,939,000
140,000	General Motors Co.†	4,105,777	3,894,800
440,000	Navistar International Corp.†	11,193,498	15,210,800
31,000	PACCAR Inc.	1,399,566	1,567,360

		31,038,848	34,611,960

	Automotive: Parts and Accessories — 2.5%
8,000	BorgWarner Inc.†	490,649	618,720
70,000	Dana Holding Corp.	992,304	1,248,100
30,000	Federal-Mogul Corp.†	238,486	180,900
507,000	Genuine Parts Co.	22,687,907	39,546,000
6,000	Johnson Controls Inc.	50,425	210,420
55,000	Modine Manufacturing Co.†	543,234	500,500
134,000	O’Reilly Automotive Inc.†	3,910,894	13,741,700
50,000	Tenneco Inc.†	763,094	1,965,500
150,000	The Pep Boys - Manny, Moe & Jack†	1,664,729	1,768,500

		31,341,722	59,780,340

	Aviation: Parts and Services — 0.2%
61,000	Curtiss-Wright Corp.	929,600	2,116,700
74,000	GenCorp Inc.†	442,031	984,200
3,000	Precision Castparts Corp.	283,757	568,860
21,000	United Technologies Corp.	609,942	1,962,030

		2,265,330	5,631,790

	Broadcasting — 0.8%
300,000	CBS Corp., Cl. A, Voting	5,704,096	13,899,000
115,000	CBS Corp., Cl. B, Non-Voting .	2,663,684	5,369,350
132	Granite Broadcasting Corp.†(a)	10,795	1

		8,378,575	19,268,351

	Building and Construction — 0.4%
245,000	Fortune Brands Home & Security Inc.†	2,712,564	9,170,350

Shares		Cost	Market Value
	Business Services — 0.6%
37,000	Automatic Data Processing Inc.	$1,543,362	$2,405,740
178,000	Diebold Inc.	6,142,770	5,396,960
4,000	Landauer Inc.	134,546	225,520
10,500	MasterCard Inc., Cl. A	883,579	5,681,865
6,146	MSC Industrial Direct Co. Inc., Cl. A	438,767	527,204

		9,143,024	14,237,289

	Cable and Satellite — 0.7%
39,000	AMC Networks Inc., Cl. A†	1,441,212	2,464,020
140,000	Cablevision Systems Corp., Cl. A	1,650,260	2,094,400
190,000	DISH Network Corp., Cl. A	3,853,971	7,201,000
16,000	EchoStar Corp., Cl. A†	478,840	623,520
58,000	Scripps Networks Interactive Inc., Cl. A	2,452,305	3,731,720

		9,876,588	16,114,660

	Communications Equipment — 0.5%
15,000	Cisco Systems Inc.	279,075	313,650
900,000	Corning Inc.	12,299,574	11,997,000

		12,578,649	12,310,650

	Computer Hardware — 1.9%
240,000	Hewlett-Packard Co.	5,107,372	5,721,600
184,000	International Business Machines Corp.	15,380,249	39,247,200

		20,487,621	44,968,800

	Computer Software and Services — 1.4%
25,000	eBay Inc.†	779,839	1,355,500
365,000	EMC Corp.†	9,281,454	8,719,850
122,000	Fidelity National Information Services Inc.	2,160,830	4,833,640
435,000	Microsoft Corp.	12,177,687	12,445,350
210,000	Yahoo! Inc.†	3,416,554	4,941,300

		27,816,364	32,295,640

	Consumer Products — 4.1%
45,000	Altria Group Inc.	538,092	1,547,550
297,000	Avon Products Inc.	7,001,387	6,156,810
16,000	Compagnie Financiere
	Richemont SA, Cl. A	540,728	1,255,662
79,000	Energizer Holdings Inc	3,836,430	7,878,670
5,000	Hanesbrands Inc.†	108,950	227,800
184,000	Harman International Industries Inc.	7,251,574	8,211,920
2,500	National Presto Industries Inc.	74,242	201,250
50,000	Philip Morris International Inc.	1,501,172	4,635,500
105,000	Reckitt Benckiser Group plc	3,432,951	7,527,238

See accompanying notes to financial statements.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
25,500	Svenska Cellulosa AB, Cl. A	$439,719	$655,838
1,245,000	Swedish Match AB	16,731,040	38,649,822
230,000	The Procter & Gamble Co.	13,512,663	17,723,800
81,000	Unilever NV - NY Shares	1,639,778	3,321,000

		56,608,726	97,992,860

	Consumer Services — 0.4%
100,000	Rollins Inc.	381,843	2,455,000
125,000	The ADT Corp.	3,299,321	6,117,500

		3,681,164	8,572,500

	Diversified Industrial — 3.9%
4,000	Acuity Brands Inc.	42,447	277,400
4,000	Alstom SA	206,008	162,795
105,000	Crane Co.	3,635,253	5,865,300
115,001	Eaton Corp. plc	5,969,170	7,043,781
1,500,000	General Electric Co.	30,045,202	34,680,000
235,000	Honeywell International Inc.	8,486,747	17,707,250
50,000	ITT Corp.	1,004,526	1,421,500
30,000	Jardine Matheson Holdings Ltd.	1,300,044	1,953,000
172,000	Jardine Strategic Holdings Ltd.	3,971,804	6,807,760
46,000	Pentair Ltd.	1,457,513	2,426,525
120,000	Textron Inc.	763,372	3,577,200
50,000	Toray Industries Inc.	327,480	337,813
25,000	Trinity Industries Inc.	746,412	1,133,250
305,000	Tyco International Ltd.	6,428,113	9,760,000

		64,384,091	93,153,574

	Electronics — 1.4%
10,000	DIRECTV†	331,857	566,100
110,000	Emerson Electric Co.	5,474,159	6,145,700
455,000	Intel Corp.	9,012,581	9,941,750
90,000	LSI Corp.†	800,631	610,200
90,000	TE Connectivity Ltd.	3,039,305	3,773,700
320,000	Texas Instruments Inc.	7,759,058	11,353,600

		26,417,591	32,391,050

	Energy and Utilities: Electric — 0.9%
60,000	American Electric Power Co. Inc.	2,198,544	2,917,800
10,000	DTE Energy Co.	428,080	683,400
90,000	El Paso Electric Co.	820,152	3,028,500
1,200,000	GenOn Energy Inc., Escrow†(a)	0	0
110,000	Great Plains Energy Inc.	2,663,694	2,550,900
100,000	Korea Electric Power Corp., ADR†	1,479,637	1,359,000
180,000	Northeast Utilities	3,249,828	7,822,800
250,000	The AES Corp.	2,372,108	3,142,500

Shares		Cost	Market Value
13,333	UIL Holdings Corp.	$293,785	$527,853

		13,505,828	22,032,753

	Energy and Utilities: Integrated — 3.3%
425,000	BP plc, ADR	18,174,614	17,998,750
39,679	CH Energy Group Inc.	1,671,449	2,594,610
160,000	CONSOL Energy Inc.	6,428,532	5,384,000
105,000	Dominion Resources Inc.	4,305,798	6,108,900
110,001	Duke Energy Corp.	5,111,235	7,984,940
29,000	Eni SpA	304,221	651,656
12,000	Exelon Corp.	369,800	413,760
50,000	FirstEnergy Corp.	1,219,744	2,110,000
117,000	Hess Corp.	7,234,855	8,378,370
13,069	Iberdrola SA, ADR	299,699	245,305
25,000	Integrys Energy Group Inc.	1,192,522	1,454,000
120,000	NextEra Energy Inc.	5,753,101	9,321,600
70,000	OGE Energy Corp.	1,908,521	4,898,600
125,000	PNM Resources Inc.	1,469,710	2,911,250
7,200	Public Service Enterprise Group Inc.	156,820	247,248
30,000	Suncor Energy Inc., New York	785,965	900,300
32,000	Suncor Energy Inc., Toronto	1,038,274	958,882
50,000	TECO Energy Inc.	652,639	891,000
135,000	Westar Energy Inc.	2,217,074	4,479,300

		60,294,573	77,932,471

	Energy and Utilities: Natural Gas — 2.0%
10,000	AGL Resources Inc.	178,125	419,500
10,000	Atmos Energy Corp.	263,041	426,900
260,000	Kinder Morgan Inc.	7,691,582	10,056,818
310,000	National Fuel Gas Co.	15,496,458	19,018,500
144,000	ONEOK Inc.	1,625,796	6,864,480
24,000	Piedmont Natural Gas Co. Inc.	394,017	789,120
75,000	Southwest Gas Corp.	1,835,223	3,559,500
200,000	Spectra Energy Corp.	4,249,072	6,150,000

		31,733,314	47,284,818

	Energy and Utilities: Oil — 4.3%
188,000	Anadarko Petroleum Corp.	9,647,792	16,440,600
45,000	Canadian Oil Sands Ltd.	1,290,650	927,598
5,000(b)	Canadian Oil Sands Trust†	116,475	103,066
188,000	Chevron Corp.	8,670,601	22,338,160
180,000	ConocoPhillips	4,001,446	10,818,000
22,000	Denbury Resources Inc.†	369,472	410,300
50,000	Devon Energy Corp.	2,084,215	2,821,000
151,000	Exxon Mobil Corp.	4,905,886	13,606,610
40,000	Marathon Oil Corp.	1,000,063	1,348,800
20,000	Marathon Petroleum Corp.	639,385	1,792,000
3,600	Niko Resources Ltd.	97,127	22,645
100,000	Occidental Petroleum Corp.	4,145,051	7,837,000
4,000	PetroChina Co. Ltd., ADR	317,768	527,280

See accompanying notes to financial statements.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
4,000	Petroleo Brasileiro SA, ADR	$77,062	$66,280
58,000	Phillips 66	774,758	4,058,260
36,000	Repsol SA, ADR	742,075	734,040
120,000	Royal Dutch Shell plc, Cl. A, ADR	5,524,835	7,819,200
35,000	Statoil ASA	903,790	846,124
80,000	Statoil ASA, ADR	1,779,821	1,969,600
315,000	Talisman Energy Inc.	5,912,649	3,858,750
17,518	Total SA, ADR	290,563	840,514
80,000	Transocean Ltd.†	4,742,600	4,156,800
40,000	WesternZagros Resources Ltd.†	147,109	44,888

		58,181,193	103,387,515

	Energy and Utilities: Services — 1.7%
30,000	ABB Ltd., ADR	351,824	682,800
52,000	Cameron International Corp.†	746,014	3,390,400
38,178	GDF Suez, Strips†(a)	0	49
350,000	Halliburton Co.	10,342,941	14,143,500
94,000	Oceaneering International Inc.	2,032,090	6,242,540
40,000	Schlumberger Ltd.	1,275,020	2,995,600
1,100,000	Weatherford International Ltd.†	18,345,594	13,354,000

		33,093,483	40,808,889

	Energy and Utilities: Water — 0.0%
36,000	Aqua America Inc.	458,537	1,131,840

	Entertainment — 1.5%
130,000	Grupo Televisa SAB, ADR	2,961,072	3,459,300
36,000	The Madison Square Garden Co., Cl. A†	452,938	2,073,600
117,000	Time Warner Inc.	3,385,344	6,741,540
306,000	Viacom Inc., Cl. A	12,096,487	19,296,360
220,000	Vivendi SA	7,072,205	4,544,557

		25,968,046	36,115,357

	Environmental Services — 0.2%
150,000	Waste Management Inc.	4,909,533	5,881,500

	Equipment and Supplies — 1.1%
18,000	A.O. Smith Corp.	253,184	1,324,260
28,000	Danaher Corp.	1,074,985	1,740,200
74,000	Flowserve Corp.	2,823,777	12,410,540
20,000	Graco Inc.	1,006,940	1,160,600
12,000	Ingersoll-Rand plc	307,147	660,120
17,000	Minerals Technologies Inc.	561,766	705,670
88,000	Mueller Industries Inc.	3,408,654	4,689,520
16,000	Parker Hannifin Corp.	791,261	1,465,280

Shares		Cost	Market Value
80,000	Tenaris SA, ADR	$3,067,303	$3,262,400

		13,295,017	27,418,590

	Financial Services — 13.5%
6,579	Alleghany Corp.†	1,015,114	2,604,758
336,000	AllianceBernstein Holding LP .	7,518,627	7,358,400
383,000	American Express Co	15,736,067	25,837,180
530,000	American International Group Inc.†	14,058,173	20,574,600
24,990	Argo Group International
	Holdings Ltd.	772,108	1,034,086
110,000	Banco Popular Espanol SA†	199,833	81,500
5,195	Banco Santander Chile, ADR	29,250	147,902
160,000	Banco Santander SA, ADR	1,233,058	1,089,600
320,000	Bank of America Corp.	3,184,684	3,897,600
12,156	BNP Paribas SA	506,339	623,912
400,000	Citigroup Inc.	14,897,828	17,696,000
30,000	Deutsche Bank AG	1,371,744	1,173,600
78,000	Dundee Corp., Cl. A†	1,828,287	2,687,405
35,000	Eaton Vance Corp.	968,411	1,464,050
130,000	Energy Transfer Equity LP	4,320,538	7,602,400
125,000	Federated Investors Inc., Cl. B	3,056,627	2,958,750
33,394	Fidelity Southern Corp.†	284,708	384,031
270,000	H&R Block Inc.	4,898,488	7,943,400
60,000	Hudson City Bancorp Inc.	510,798	518,400
44,700	Interactive Brokers Group Inc., Cl. A	679,478	666,477
230,000	Janus Capital Group Inc.	2,072,768	2,162,000
278,000	JPMorgan Chase & Co.	9,867,050	13,193,880
82,759	Julius Baer Group Ltd.	2,738,540	3,217,761
40,000	Kemper Corp.	1,156,156	1,304,400
69,100	Kinnevik Investment AB, Cl. A	1,140,349	1,694,482
18,000	Kinnevik Investment AB, Cl. B	252,511	436,151
473,000	Legg Mason Inc.	11,114,576	15,206,950
23,000	Leucadia National Corp.	346,816	630,890
180,000	Loews Corp.	7,797,363	7,932,600
161,000	M&T Bank Corp.	11,876,892	16,608,760
365,000	Marsh & McLennan Companies Inc.	11,002,192	13,859,050
330,000	Morgan Stanley	8,975,022	7,253,400
220,000	Northern Trust Corp.	10,796,541	12,003,200
18,000	NYSE Euronext	474,736	695,520
28,000	Och-Ziff Capital Management Group LLC, Cl. A	283,762	261,800
40,000	Oritani Financial Corp.	400,000	619,600
92,000	PNC Financial Services Group Inc.	4,652,761	6,118,000
45,000	Popular Inc.†	1,154,010	1,242,450

See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
500	Raiffeisen Bank International AG	$28,874	$16,994
48,000	Royal Bank of Canada	2,548,864	2,894,400
391,000	SLM Corp.	5,853,704	8,007,680
170,000	State Street Corp.	7,766,302	10,045,300
225,000	Sterling Bancorp	3,249,365	2,286,000
12,000	SunTrust Banks Inc.	251,737	345,720
50,000	T. Rowe Price Group Inc.	1,388,039	3,743,500
130,000	TD Ameritrade Holding Corp.	2,197,253	2,680,600
1,020,000	The Bank of New York Mellon Corp.	28,987,371	28,549,800
2,000	The Dun & Bradstreet Corp.	20,476	167,300
15,200	The Goldman Sachs Group Inc.	1,623,442	2,236,680
27,000	The Travelers Companies Inc.	1,032,136	2,273,130
160,000	Waddell & Reed Financial Inc., Cl. A	3,549,488	7,004,800
920,000	Wells Fargo & Co.	29,357,941	34,030,800
90,000	WR Berkley Corp.	3,297,008	3,993,300
410,000	Wright Investors’ Service Holdings Inc.†	1,009,526	963,500

		255,333,731	320,024,449

	Food and Beverage — 13.7%
30,000	Anheuser-Busch InBev NV	496,266	2,970,697
267,000	Beam Inc.	10,605,661	16,965,180
194,393	Brown-Forman Corp., Cl. A	7,502,332	14,307,288
20,250	Brown-Forman Corp., Cl. B	825,919	1,445,850
223,791	Campbell Soup Co.	6,988,520	10,151,160
40,000	Coca-Cola Amatil Ltd., ADR	246,845	1,215,200
20,000	Coca-Cola Enterprises Inc.	450,000	738,400
14,400	Coca-Cola Femsa SAB de CV, ADR	523,250	2,358,288
30,000	Constellation Brands Inc., Cl. A†	372,102	1,429,200
4,000	Crimson Wine Group Ltd.†	22,354	37,200
136,389	Danone SA	6,897,164	9,489,816
500,000	Davide Campari - Milano SpA	3,451,045	3,890,427
1,100,000	DE Master Blenders 1753 NV†	12,358,232	16,990,976
260,000	Dean Foods Co.†	4,159,077	4,713,800
1,000	Diageo plc	20,487	31,529
93,000	Diageo plc, ADR	5,126,053	11,703,120
103,000	Dr Pepper Snapple Group Inc.	2,277,323	4,835,850
135,000	Fomento Economico Mexicano SAB de CV, ADR	3,217,020	15,322,500
275,000	General Mills Inc.	7,537,273	13,560,250
3,050,000	Grupo Bimbo SAB de CV, Cl. A	2,447,655	9,751,446
50,000	H.J. Heinz Co.	3,468,628	3,613,500

Shares		Cost	Market Value
140,000	Heineken NV	$6,437,001	$10,552,223
15,000	Heineken NV, ADR	358,950	564,600
240,004	Hillshire Brands Co.	6,836,695	8,436,148
245,000	ITO EN Ltd.	5,089,181	5,908,004
40,000	Kellogg Co.	2,011,521	2,577,200
320,000	Kraft Foods Group Inc.	9,916,126	16,489,600
24,000	McCormick & Co. Inc., Non-Voting	1,004,537	1,765,200
1,020,000	Mondelez International Inc., Cl. A	19,666,442	31,222,200
102,000	Nestlé SA	2,185,232	7,376,277
50,000	Nestlé SA, ADR	2,760,101	3,623,500
130,000	NISSIN FOODS HOLDINGS CO. LTD.	4,309,367	5,958,995
4,200,000	Parmalat SpA	11,859,744	10,713,736
120,053	PepsiCo Inc.	7,713,785	9,497,393
43,500	Pernod-Ricard SA	3,504,187	5,420,493
10,000	Post Holdings Inc.†	263,033	429,300
52,700	Remy Cointreau SA	3,106,596	6,090,642
20,000	SABMiller plc	733,959	1,052,680
200,000	Sapporo Holdings Ltd.	997,602	847,719
982,000	The Coca-Cola Co.	23,768,792	39,712,080
2,000	The Hershey Co.	72,601	175,060
89,655	Tootsie Roll Industries Inc.	1,956,741	2,681,570
72,000	Tyson Foods Inc., Cl. A	727,056	1,787,040
160,000	Yakult Honsha Co. Ltd.	4,318,031	6,441,812

		198,590,486	324,845,149

	Health Care — 12.7%
36,000	Abbott Laboratories	816,059	1,271,520
36,000	AbbVie Inc.	884,064	1,468,080
45,000	Actavis Inc.†	3,319,007	4,144,950
34,000	Aetna Inc.	1,233,639	1,738,080
148,000	Baxter International Inc.	6,283,054	10,750,720
156,000	Becton, Dickinson and Co.	11,199,812	14,915,160
23,500	Bio-Rad Laboratories Inc., Cl. A†	2,427,191	2,961,000
800,000	Boston Scientific Corp.†	6,795,988	6,248,000
650,000	Bristol-Myers Squibb Co.	17,077,002	26,773,500
24,000	Coventry Health Care Inc.	999,974	1,128,720
295,000	Covidien plc	11,138,889	20,012,800
449,000	Eli Lilly & Co.	17,859,208	25,498,710
11,000	Express Scripts Holding Co.†	347,042	634,150
14,076	GlaxoSmithKline plc, ADR	635,995	660,305
22,000	Henry Schein Inc.†	566,365	2,036,100
210,000	Hospira Inc.†	6,972,163	6,894,300
320,000	Johnson & Johnson	20,207,972	26,089,600
23,000	Laboratory Corp. of America Holdings†	1,748,126	2,074,600
115,000	Mead Johnson Nutrition Co.	5,406,827	8,906,750
30,000	Medtronic Inc.	1,005,816	1,408,800
510,000	Merck & Co. Inc.	15,703,221	22,557,300

See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
279,000	Novartis AG, ADR	$15,298,186	$19,875,960
200,000	Patterson Companies Inc.	6,945,790	7,608,000
1,290,000	Pfizer Inc.	25,812,399	37,229,400
68,000	Roche Holding AG, ADR	2,632,469	3,984,800
40,000	Roche Holding AG, Genusschein	5,894,355	9,312,125
51,000	St. Jude Medical Inc.	2,043,058	2,062,440
250,000	Tenet Healthcare Corp.†	6,863,097	11,895,000
240,000	UnitedHealth Group Inc.	9,652,496	13,730,400
18,000	William Demant Holding A/S†	880,509	1,508,046
60,000	Wright Medical Group Inc.†	949,266	1,428,600
54,000	Zimmer Holdings Inc.	3,182,725	4,061,880
15,000	Zoetis Inc.†	390,000	501,000

		213,171,764	301,370,796

	Hotels and Gaming — 1.2%
100,000	International Game Technology	1,655,084	1,650,000
2,004,352	Ladbrokes plc	10,531,607	6,876,799
176,000	Las Vegas Sands Corp.	2,836,773	9,917,600
80,000	MGM Resorts International†	813,235	1,052,000
26,000	Ryman Hospitality Properties Inc.	903,649	1,189,500
80,000	Starwood Hotels & Resorts Worldwide Inc.	1,673,543	5,098,400
14,500	Wynn Resorts Ltd.	468,737	1,814,820

		18,882,628	27,599,119

	Machinery — 1.3%
6,000	Caterpillar Inc.	35,181	521,820
318,000	Deere & Co.	15,873,262	27,341,640
115,000	Xylem Inc.	3,208,885	3,169,400

		19,117,328	31,032,860

	Metals and Mining — 1.5%
770,000	Alcoa Inc.	8,753,633	6,560,400
10,000	Carpenter Technology Corp.	327,255	492,900
305,000	Freeport-McMoRan Copper & Gold Inc.	5,077,562	10,095,500
340,000	Newmont Mining Corp.	16,085,715	14,242,600
170,000	Peabody Energy Corp.	4,477,986	3,595,500
2,000	Royal Gold Inc.	88,166	142,060
6,615	Teck Resources Ltd., Cl. B	533,053	186,237

		35,343,370	35,315,197

	Paper and Forest Products — 0.1%
80,000	International Paper Co.	2,562,791	3,726,400

	Publishing — 0.1%
6,016	News Corp., Cl. B	70,881	185,052

Shares		Cost	Market Value
30,000	The McGraw-Hill Companies Inc.	$1,225,693	$1,562,400
1,000	The Washington Post Co., Cl. B	442,591	447,000
2,700	Value Line Inc.	38,523	25,434

		1,777,688	2,219,886

	Real Estate — 0.0%
10,000	Griffin Land & Nurseries Inc.	224,290	300,500

	Real Estate Investment Trusts — 0.8%
70,000	Plum Creek Timber Co. Inc.	2,874,828	3,654,000
9,000	Rayonier Inc.	264,580	537,030
460,000	Weyerhaeuser Co.	11,163,328	14,434,800

		14,302,736	18,625,830

	Retail — 7.1%
40,266	Copart Inc.†	696,640	1,380,318
220,000	Costco Wholesale Corp.	11,421,598	23,344,200
575,000	CVS Caremark Corp.	20,427,489	31,619,250
113,800	Ingles Markets Inc., Cl. A	2,071,571	2,444,424
200,000	J.C. Penney Co. Inc.	5,983,720	3,022,000
500,000	Macy’s Inc.	7,988,643	20,920,000
200,000	Safeway Inc.	4,180,193	5,270,000
214	Sears Canada Inc.	2,290	2,069
500	Sears Holdings Corp.†	39,103	24,985
109	Sears Hometown and Outlet Stores Inc.†	2,759	4,398
90,000	Seven & i Holdings Co. Ltd.	2,692,986	2,978,170
25,000	SUPERVALU Inc.	59,347	126,000
510,000	The Home Depot Inc.	14,399,640	35,587,800
83,000	Tractor Supply Co.	1,452,164	8,642,790
125,000	Walgreen Co.	3,937,736	5,960,000
234,000	Wal-Mart Stores Inc.	11,089,210	17,510,220
10,000	Weis Markets Inc.	300,480	407,000
100,000	Whole Foods Market Inc.	3,392,986	8,675,000

		90,138,555	167,918,624

	Specialty Chemicals — 1.8%
44,000	Albemarle Corp.	576,219	2,750,880
43,000	Ashland Inc.	1,510,560	3,194,900
128,000	E. I. du Pont de Nemours and Co.	5,820,566	6,292,480
300,000	Ferro Corp.†	2,602,718	2,025,000
8,000	FMC Corp.	186,076	456,240
50,000	H.B. Fuller Co.	1,032,850	1,954,000
22,000	Huntsman Corp.	315,612	408,980
224,000	International Flavors & Fragrances Inc.	10,435,704	17,174,080
3,400	NewMarket Corp.	13,122	885,224
5,000	Quaker Chemical Corp.	90,412	295,100
3,000	Rockwood Holdings Inc.	128,667	196,320
40,000	Sensient Technologies Corp.	822,757	1,563,600
175,000	The Dow Chemical Co.	5,967,564	5,572,000

See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
4,000	Zep Inc.	$17,026	$60,040

		29,519,853	42,828,844

	Telecommunications — 3.5%
375,000	AT&T Inc.	9,847,615	13,758,750
510,000	BCE Inc.	11,589,820	23,811,900
48,000	Belgacom SA	1,647,006	1,193,355
4,495	Bell Aliant Inc.(c)	117,429	118,443
50,000	BT Group plc, Cl. A	204,914	211,205
16,000	BT Group plc, ADR	469,025	672,480
570,000	Cincinnati Bel Inc.†	2,113,891	1,858,200
440,000	Deutsche Telekom AG, ADR	7,076,539	4,655,200
26,000	France Telecom SA,ADR	585,501	264,160
37,000	Loral Space & Communications Inc.	1,505,523	2,289,560
1,000,000	Sprint Nextel Corp.†	1,954,889	6,210,000
28,310	Telefonica SA, ADR	170,492	382,468
350,000	Telekom Austria AG	5,131,865	2,296,634
390,001	Telephone & Data Systems Inc.	11,671,248	8,217,315
15,000	TELUS Corp., New York	687,084	1,036,650
12,000	TELUS Corp., Toronto	185,454	828,784
295,000	Verizon Communications Inc.	9,881,714	14,499,250

		64,840,009	82,304,354

	Transportation — 0.4%
171,000	GATX Corp.	6,081,094	8,886,870

	Wireless Communications — 0.8%
1,000,000	Cable & Wireless Communications plc	630,723	637,260
3,000	Millicom International Cellular SA	250,780	237,240
36,000	Millicom International Cellular SA, SDR	2,802,200	2,875,448
2,400	NTT DoCoMo Inc.	3,485,733	3,559,144
80,000	Turkcell Iletisim Hizmetleri A/S, ADR†	1,272,518	1,331,200
32,000	United States Cellular Corp.†	1,394,584	1,152,000
365,000	Vodafone Group plc, ADR	9,622,938	10,369,650

		19,459,476	20,161,942

	TOTAL COMMON STOCKS	1,565,878,481	2,327,691,536

Shares		Cost	Market Value
	PREFERRED STOCKS — 0.1%
	Communications Equipment — 0.0%
1,100	Lucent Technologies Capital Trust I, 7.750% Cv. Pfd	$759,000	$1,019,700

	Food and Beverage — 0.0%
1,000	Post Holdings Inc., 3.750% Cv. Pfd.(c)	100,000	109,000

	Telecommunications — 0.1%
32,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	779,719	1,451,520

	TOTAL PREFERRED STOCKS	1,638,719	2,580,220

	RIGHTS — 0.0%
	Health Care — 0.0%
280,000	Sanofi, CVR, expire 12/31/20†	595,889	498,400

	WARRANTS — 0.1%
	Energy and Utilities: Natural Gas — 0.1%
475,001	Kinder Morgan Inc., expire 05/25/17†	774,866	2,441,503

Principal Amount
	CORPORATE BONDS — 0.4%
	Computer Hardware — 0.1%
$2,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	1,978,565	1,978,565

	Diversified Industrial — 0.3%
6,500,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17(c)	6,473,916	7,150,000

	Energy and Utilities: Electric — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15	79,566	10,500

	TOTAL CORPORATE BONDS	8,532,047	9,139,065

	U.S. GOVERNMENT OBLIGATIONS — 1.2%
27,288,000	U.S. Treasury Bills, 0.050% to 0.105%††, 04/15/13 to 09/19/13	27,278,590	27,279,667

See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

	Cost	Market Value

TOTAL INVESTMENTS — 99.8%	$1,604,698,592	$2,369,630,391

Other Assets and Liabilities (Net) — 0.2%		4,476,424

NET ASSETS — 100.0%		$2,374,106,815

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2013, the market value of fair valued securities amounted to $50 or 0.00% of net assets.
(b)	Denoted in units.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the market value of Rule 144A securities amounted to $7,377,443 or 0.31% of net assets.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
Cv.	Convertible
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt
Strips	Regular income payment portion of the security traded separately from the principal portion of the security.

See accompanying notes to financial statements.

10

The Gabelli Equity Income Fund

Statement of Assets and Liabilities

March 31, 2013 (Unaudited)

Assets:
Investments, at value (cost $1,604,698,592)	$2,369,630,391
Foreign currency, at value (cost $9)	9
Cash	257
Receivable for investments sold	4,068,389
Receivable for Fund shares sold	3,689,556
Dividends and interest receivable	5,544,992
Prepaid expenses	80,526

Total Assets	2,383,014,120

Liabilities:
Payable for Fund shares redeemed	3,684,496
Payable for investments purchased	1,990,459
Payable for investment advisory fees	1,979,569
Payable for distribution fees	541,517
Payable for accounting fees	7,500
Other accrued expenses	703,764

Total Liabilities	8,907,305

Net Assets
(applicable to 93,773,158 shares outstanding)	$2,374,106,815

Net Assets Consist of:
Paid-in capital	$1,658,265,226
Distributions in excess of net investment income	(1,747,997)
Accumulated net realized loss on investments and foreign currency transactions	(47,333,164)
Net unrealized appreciation on investments	764,931,799
Net unrealized depreciation on foreign currency translations	(9,049)

Net Assets	$2,374,106,815

Shares of Capital Stock, each at $0.001 par value:

Class AAA:
Net Asset Value, offering, and redemption price per share ($1,675,530,798 ÷ 65,891,629 shares outstanding; 150,000,000 shares authorized)	$25.43

Class A:
Net Asset Value and redemption price per share ($186,028,335 ÷ 7,337,729 shares outstanding; 50,000,000 shares authorized)	$25.35

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$26.90

Class C:
Net Asset Value and offering price per share ($184,247,948 ÷ 7,820,390 shares outstanding; 50,000,000 shares authorized)	$23.56 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($328,299,734 ÷ 12,723,410 shares outstanding; 50,000,000 shares authorized)	$25.80

Statement of Operations

For the Six Months Ended March 31, 2013

(Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $321,016)	$29,740,767
Interest	240,117

Total Investment Income	29,980,884

Expenses:
Investment advisory fees	11,132,663
Distribution fees - Class AAA	1,983,123
Distribution fees - Class A	213,126
Distribution fees - Class C	836,469
Shareholder services fees	991,877
Shareholder communication expenses	267,448
Custodian fees	140,219
Legal and audit fees	49,178
Registration expenses	48,551
Directors’ fees	46,882
Accounting fees	22,500
Interest expense	3,420
Miscellaneous expenses	67,430

Total Expenses	15,802,886

Net Investment Income	14,177,998

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	33,868,749
Net realized loss on foreign currency transactions	(8,627)

Net realized gain on investments and foreign currency transactions	33,860,122

Net change in unrealized appreciation/depreciation:
on investments	241,224,046
on foreign currency translations	(8,666)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	241,215,380

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	275,075,502

Net Increase in Net Assets Resulting from Operations	$289,253,500

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

11

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
Operations:
Net investment income	$14,177,998	$24,425,358
Net realized gain on investments, swap contracts, and foreign currency transactions	33,860,122	10,477,418
Net change in unrealized appreciation on investments, swap contracts, and foreign currency translations	241,215,380	393,599,625

Net Increase in Net Assets Resulting from Operations.	289,253,500	428,502,401

Distributions to Shareholders:
Net investment income
Class AAA	(12,185,261)	(26,576,765)
Class A	(1,321,791)	(2,457,235)
Class B*	—	(658)
Class C	(1,392,399)	(1,443,579)
Class I	(2,291,292)	(3,633,045)

	(17,190,743)	(34,111,282)

Return of capital
Class AAA	—	(644,288)
Class A	—	(55,324)
Class B*	—	(464)
Class C	—	(1,054,766)

	—	(1,754,842)

Total Distributions to Shareholders	(17,190,743)	(35,866,124)

Capital Share Transactions:
Class AAA	(121,430,305)	(173,419,541)
Class A	710,167	21,812,344
Class B*	—	(78,939)
Class C	2,273,797	40,895,775
Class I	(18,393,324)	165,866,082

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(136,839,665)	55,075,721

Redemption Fees	11,549	2,134

Net Increase in Net Assets	135,234,641	447,714,132
Net Assets:
Beginning of period	2,238,872,174	1,791,158,042

End of period (including undistributed net investment income of $0 and $1,264,748, respectively)	$2,374,106,815	$2,238,872,174

*	Class B Shares were redeemed and closed on September 25, 2012.

See accompanying notes to financial statements.

12

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income		Operating Expenses		Portfolio Turnover Rate

Class AAA
2013(c)	$22.54	$0.15	$2.92	$3.07	$(0.18)	—	—	$(0.18)	$0.00	$25.43	13.69%	$1,675,531	1.30	%(d)	1.40	%(d)	2%
2012	18.52	0.25	4.13	4.38	(0.35)	—	$(0.01)	(0.36)	0.00	22.54	23.78	1,603,696	1.17		1.40		6
2011	18.65	0.16	0.07	0.23	(0.16)	—	(0.20)	(0.36)	0.00	18.52	1.05	1,464,658	0.79		1.41		14
2010	17.14	0.23	1.64	1.87	(0.23)	—	(0.13)	(0.36)	0.00	18.65	11.03	1,330,970	1.29		1.44		14
2009	18.00	0.21	(0.71)	(0.50)	(0.21)	—	(0.15)	(0.36)	0.00	17.14	(2.34)	1,088,655	1.46		1.50		17
2008	22.98	0.18	(4.43)	(4.25)	(0.17)	$(0.40)	(0.16)	(0.73)	0.00	18.00	(18.95)	1,135,543	0.87		1.43		22
Class A
2013(c)	$22.47	$0.15	$2.91	$3.06	$(0.18)	—	—	$(0.18)	$0.00	$25.35	13.69%	$186,028	1.30	%(d)	1.40	%(d)	2%
2012	18.47	0.25	4.11	4.36	(0.35)	—	$(0.01)	(0.36)	0.00	22.47	23.73	164,177	1.19		1.40		6
2011	18.60	0.17	0.06	0.23	(0.16)	—	(0.20)	(0.36)	0.00	18.47	1.06	115,210	0.82		1.41		14
2010	17.09	0.24	1.63	1.87	(0.23)	—	(0.13)	(0.36)	0.00	18.60	11.06	67,314	1.35		1.44		14
2009	17.95	0.21	(0.71)	(0.50)	(0.21)	—	(0.15)	(0.36)	0.00	17.09	(2.34)	31,104	1.46		1.50		17
2008	22.91	0.18	(4.41)	(4.23)	(0.17)	$(0.40)	(0.16)	(0.73)	0.00	17.95	(18.92)	22,979	0.88		1.43		22
Class C
2013(c)	$20.97	$0.06	$2.71	$2.77	$(0.18)	—	—	$(0.18)	$0.00	$23.56	13.28%	$184,248	0.55	%(d)	2.15	%(d)	2%
2012	17.38	0.09	3.86	3.95	(0.21)	—	$(0.15)	(0.36)	0.00	20.97	22.85	161,842	0.46		2.15		6
2011	17.65	0.02	0.07	0.09	(0.02)	—	(0.34)	(0.36)	0.00	17.38	0.31	98,296	0.09		2.16		14
2010	16.36	0.10	1.55	1.65	(0.23)	—	(0.13)	(0.36)	0.00	17.65	10.20	43,429	0.61		2.19		14
2009	17.33	0.10	(0.71)	(0.61)	(0.21)	—	(0.15)	(0.36)	0.00	16.36	(3.07)	22,919	0.70		2.25		17
2008	22.31	0.03	(4.28)	(4.25)	(0.17)	$(0.40)	(0.16)	(0.73)	0.00	17.33	(19.55)	18,547	0.13		2.18		22
Class I
2013(c)	$22.84	$0.18	$2.96	$3.14	$(0.18)	—	—	$(0.18)	$0.00	$25.80	13.82%	$328,300	1.54	%(d)	1.15	%(d)	2%
2012	18.71	0.33	4.16	4.49	(0.36)	—	—	(0.36)	0.00	22.84	24.13	309,157	1.54		1.15		6
2011	18.80	0.23	0.04	0.27	(0.22)	—	$(0.14)	(0.36)	0.00	18.71	1.26	112,929	1.10		1.16		14
2010	17.23	0.35	1.58	1.93	(0.23)	—	(0.13)	(0.36)	0.00	18.80	11.32	41,204	1.92		1.19		14
2009	18.04	0.25	(0.70)	(0.45)	(0.21)	—	(0.15)	(0.36)	0.00	17.23	(2.05)	8,819	1.71		1.25		17
2008(e)	21.42	0.19	(3.30)	(3.11)	(0.14)	—	(0.13)	(0.27)	0.00	18.04	(14.65)	962	1.31	(d)	1.18	(d)	22

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended March 31, 2013, unaudited.
(d)	Annualized.
(e)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

13

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Income Fund, a series of the Gabelli Equity Series Funds, Inc. (the “Corporation”), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to seek a high level of total return on its assets with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

14

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$19,268,350	—	$1	$19,268,351
Energy and Utilities: Electric	22,032,753	—	0	22,032,753
Other Industries (a)	2,286,390,432	—	—	2,286,390,432
Total Common Stocks	2,327,691,535	—	1	2,327,691,536
Preferred Stocks:
Food and Beverage	—	$109,000	—	109,000
Other Industries (a)	2,471,220	—	—	2,471,220
Total Preferred Stocks	2,471,220	109,000	—	2,580,220
Rights (a)	498,400	—	—	498,400
Warrants (a)	2,441,503	—	—	2,441,503
Corporate Bonds (a)	—	9,139,065	—	9,139,065
U.S. Government Obligations	—	27,279,667	—	27,279,667
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,333,102,658	$36,527,732	$1	$2,369,630,391

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended March 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

15

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

16

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. At March 31, 2013, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2013, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including

17

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2012 was as follows:

Distributions paid from:
Ordinary income	$34,111,282
Return of capital	1,754,842

Total distributions paid	$35,866,124

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.36 per share.

18

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2012 the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2018	$63,699,245
Capital Loss Carryforward Available through 2019	8,243,283

Total Capital Loss Carryforwards	$71,942,528

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,614,571,445	$809,769,352	$(54,710,406)	$755,058,946

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2013, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2009 through September 30, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred

19

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2013, other than short term securities and U.S. Government obligations, aggregated $47,142,511 and $156,037,819, respectively.

6. Transactions with Affiliates. During the six months ended March 31, 2013, the Fund paid brokerage commissions on security trades of $120,277 to G.research, Inc. (formerly Gabelli & Company, Inc.), an affiliate of the Fund. Additionally, the Distributor retained a total of $57,317 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2013, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At March 31, 2013, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2013 was $1,397,407 with a weighted average interest rate of 1.18%. The maximum amount borrowed at anytime during the six months ended March 31, 2013 was $13,241,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Class B Shares were fully redeemed and closed on September 25, 2012.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds

20

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2013 and the year ended September 30, 2012 amounted to $11,549 and $2,134, respectively.

Transactions in shares of capital stock were as follows:

	For the Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	3,787,919	$89,035,172	14,361,618	$303,464,063
Shares issued upon reinvestment of distributions	499,189	11,679,130	1,199,611	25,557,490
Shares redeemed	(9,551,285)	(222,144,607)	(23,498,722)	(502,441,094)

Net decrease	(5,264,177)	$(121,430,305)	(7,937,493)	$(173,419,541)

Class A
Shares sold	936,596	$21,732,552	3,228,646	$67,537,066
Shares issued upon reinvestment of distributions	45,703	1,067,256	97,038	2,064,798
Shares redeemed	(950,646)	(22,089,641)	(2,258,986)	(47,789,520)

Net increase	31,653	$710,167	1,066,698	$21,812,344

Class B*
Shares sold	—	—	608	$11,530
Shares issued upon reinvestment of distributions	—	—	51	1,005
Shares redeemed	—	—	(4,422)	(91,474)

Net decrease	—	—	(3,763)	$(78,939)

Class C
Shares sold	808,813	$17,587,452	3,029,165	$60,064,059
Shares issued upon reinvestment of distributions	46,179	1,004,396	88,822	1,775,195
Shares redeemed	(751,467)	(16,318,051)	(1,056,164)	(20,943,479)

Net increase	103,525	$2,273,797	2,061,823	$40,895,775

Class I
Shares sold	1,853,323	$44,031,674	11,496,875	$252,401,765
Shares issued upon reinvestment of distributions	78,871	1,873,288	153,070	3,333,904
Shares redeemed	(2,745,110)	(64,298,286)	(4,148,114)	(89,869,587)

Net increase/(decrease)	(812,916)	$(18,393,324)	7,501,831	$165,866,082

*	Class B Shares were fully redeemed and closed on September 25, 2012.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the

21

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

22

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2013, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of equity income funds. The Independent Board Members noted that the Fund’s performance was in the second quartile of the funds in its category for the one year, three year, and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of equity income funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were above average within this group. The Independent Board Members also noted that the Fund’s size was average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fees for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

23

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

24

GABELLI/GAMCO FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)

Team Managed

Gabelli Dividend Growth Fund

Seeks to invest at least 80% of its net assets in dividend paying stocks. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

FOCUSED VALUE

Gabelli Focus Five Fund

Seeks to invest its net assets in the equity securities of twenty-five to thirty-five companies with the remaining net assets invested in short term high grade investments or cash and cash equivalents. (Multiclass)

Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long term capital appreciation. (Multiclass)

Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)

Portfolio Manager: Caesar M. P. Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

SPECIALTY EQUITY

Gabelli Global Rising Income and Dividend Fund (Formerly GAMCO Vertumnus Fund)

Seeks to invest at least 80% of its net assets in dividend paying securities. The Fund will primarily invest in common stocks of foreign and domestic issuers. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli SRI Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products). The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli Gold Fund

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)

Portfolio Manager: Caesar M. P. Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load) (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)

Portfolio Managers: Charles L. Minter

Martin Weiner, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about these and other matters and should be read carefully before investing. Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580.

This page was intentionally left blank.

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia University Graduate School of Business, and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President, Secretary, and

Acting Chief Compliance

Officer

Agnes Mullady

Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate,

Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating TM

Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 4 stars overall, 4 stars for the three and five year periods, and 5 stars for the ten year period ended March 31, 2013 among 1,474, 1,474, 1,325, and 820, Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB444Q113SR

The Gabelli Focus Five Fund

Semiannual Report — March 31, 2013

To Our Shareholders,

For the six months ended March 31, 2013, the net asset value per Class AAA Share of The Gabelli Focus Five Fund increased 20.0% compared with an increase of 10.2% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of March 31, 2013.

Comparative Results

Average Annual Returns through March 31, 2013 (a)(b) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	Since January 1, 2012(c)		Since Inception (12/31/02)
Class AAA (GWSVX)	20.01%	27.10%	9.23%	10.52%	30.83%		9.36%
S&P 500 Index	10.19	13.96	5.81	8.53	22.07	(d)	7.98
Class A (GWSAX)	20.01	27.15	9.24	10.56	30.89		9.39
With sales charge (e)	13.11	19.84	7.92	9.89	24.82		8.75
Class C (GWSCX)	19.49	26.15	8.42	9.73	29.85		8.59
With contingent deferred sales charge (f)	18.49	25.15	8.42	9.73	29.85		8.59
Class I (GWSIX)	20.10	27.46	9.53	10.67	31.22		9.51

In the current prospectus dated January 28, 2013, the gross expense ratios for Class AAA, A, C, and I Shares are 2.41%, 2.41%, 3.16%, and 2.16%, respectively, and the net expense ratios after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) in place through January 31, 2014 are 1.70%, 1.70%, 2.45%, and 1.45%, respectively. See page 7 for the expense ratios for the six months ended March 31, 2013. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated to this class of shares. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  The Fund’s fiscal year ends September 30.

(c)  On January 1, 2012, the Fund changed its investment strategy to the current investment strategy.

(d)  S&P 500 Index performance is as of December 31, 2011.

(e)  Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(f)  Assuming payment of the maximum 1% contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Focus Five Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2012 through March 31, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/12	Ending Account Value 03/31/13	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Focus Five Fund
Actual Fund Return
Class AAA	$1,000.00	$1,200.10	1.76%	$9.65
Class A	$1,000.00	$1,200.10	1.73%	$9.49
Class C	$1,000.00	$1,194.90	2.49%	$13.63
Class I	$1,000.00	$1,201.00	1.53%	$8.40
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.16	1.76%	$8.85
Class A	$1,000.00	$1,016.31	1.73%	$8.70
Class C	$1,000.00	$1,012.52	2.49%	$12.49
Class I	$1,000.00	$1,017.30	1.53%	$7.70
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2013:

The Gabelli Focus Five Fund

U.S. Government Obligations	20.2%
Computer Software and Services	13.2%
Retail	12.8%
Energy and Utilities	7.8%
Health Care	6.5%
Food and Beverage	6.1%
Cable and Satellite	5.9%
Machinery	5.5%
Automotive	5.0%
Diversified Industrial	3.4%
Financial Services	3.2%

Specialty Chemicals	2.0%
Broadcasting	2.0%
Automotive: Parts and Accessories	1.9%
Equipment and Supplies	1.4%
Business Services	1.1%
Hotels and Gaming	0.3%
Metals and Mining	0.2%
Other Assets and Liabilities (Net)	1.5%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Focus Five Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 78.3%
	Automotive — 5.0%
291,700	General Motors Co.†	$8,067,381	$8,115,094

	Automotive: Parts and Accessories — 1.9%
115,000	Dana Holding Corp.(a)	1,420,965	2,050,450
27,200	Tenneco Inc.†	695,807	1,069,232

		2,116,772	3,119,682

	Broadcasting — 2.0%
66,600	Virgin Media Inc.	3,125,679	3,261,402

	Business Services — 1.1%
65,000	The Brink’s Co.	1,496,471	1,836,900

	Cable and Satellite — 5.9%
115,000	DIRECTV†	5,644,457	6,510,150
80,661	EchoStar Corp., Cl. A†	2,289,180	3,143,359

		7,933,637	9,653,509

	Computer Software and Services — 13.2%
225,500	Blucora Inc.†	3,388,785	3,490,740
70,518	CyrusOne Inc.	1,435,181	1,610,631
216,137	Guidance Software Inc.†	2,143,042	2,345,087
778,729	Internap Network Services Corp.†	5,177,165	7,281,116
523,125	RealD Inc.†	5,298,831	6,800,625

		17,443,004	21,528,199

	Diversified Industrial — 3.4%
43,413	Haynes International Inc.	2,242,332	2,400,739
100,000	Tyco International Ltd.	2,891,824	3,200,000

		5,134,156	5,600,739

	Energy and Utilities — 7.8%
70,000	CONSOL Energy Inc.(a)	2,155,220	2,355,500
30,000	National Fuel Gas Co.	1,464,474	1,840,500
700,000	Weatherford International Ltd.†	7,987,430	8,498,000

		11,607,124	12,694,000

	Equipment and Supplies — 1.4%
3,200	Gerber Scientific Inc., Escrow†(b)	0	32
40,000	Timken Co.	1,914,378	2,263,200

		1,914,378	2,263,232

	Financial Services — 3.2%
120,000	CIT Group Inc.†	4,581,359	5,217,600

	Food and Beverage — 6.1%
91,700	Hillshire Brands Co.	2,709,886	3,223,255
400,000	Inventure Foods Inc.†	2,517,073	3,112,000
139,548	Snyders-Lance Inc.	3,306,078	3,524,983

		8,533,037	9,860,238

Shares		Cost	Market Value
	Health Care — 6.5%
140,200	Endo Health Solutions Inc.†	$4,096,087	$4,312,552
50,000	Express Scripts Holding Co.†	2,796,541	2,882,500
1,025,000	Lexicon Pharmaceuticals Inc.†	2,030,917	2,234,500
15,000	Mead Johnson Nutrition Co.	970,838	1,161,750

		9,894,383	10,591,302

	Hotels and Gaming — 0.3%
65,000	Red Lion Hotels Corp.†	422,904	462,150

	Machinery — 5.5%
198,400	Kennametal Inc.	7,761,248	7,745,536
45,000	Xylem Inc.	1,139,592	1,240,200

		8,900,840	8,985,736

	Metals and Mining — 0.2%
146,500	Golden Queen Mining Co. Ltd.†	334,707	276,891

	Retail — 12.8%
196,800	Coinstar Inc.†	9,598,572	11,497,056
237,500	GNC Holdings, Inc., Cl. A	8,148,862	9,329,000

		17,747,434	20,826,056

	Specialty Chemicals — 2.0%
151,200	Chemtura Corp.†	3,239,900	3,267,432

	TOTAL COMMON STOCKS	112,493,166	127,560,162

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 20.2%
$32,914,000	U.S. Treasury Bills, 0.060% to 0.142%††, 04/11/13 to 09/19/13	32,904,508	32,906,316

	TOTAL INVESTMENTS — 98.5%	$145,397,674	160,466,478

	Other Assets and Liabilities (Net) — 1.5%		2,482,550

	NET ASSETS — 100.0%		$162,949,028

(a)	Securities, or a portion thereof, with a value of $1,262,525 were pledged as collateral for future trading purposes.
(b)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2013, the market value of the fair valued security amounted to $32 or 0.00% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements

4

The Gabelli Focus Five Fund

Statement of Assets and Liabilities March 31, 2013 (Unaudited)
Assets:
Investments, at value (cost $145,397,674)	$160,466,478
Cash	249
Deposit at brokers	16,023
Receivable for Fund shares sold	6,619,438
Receivable for investments sold	1,065,216
Dividends receivable	76,333
Prepaid expenses	39,383

Total Assets	168,283,120

Liabilities:
Payable for investments purchased	4,951,029
Payable for Fund shares redeemed	119,712
Payable for investment advisory fees	156,280
Payable for distribution fees	34,947
Payable for accounting fees	7,500
Other accrued expenses	64,624

Total Liabilities	5,334,092

Net Assets (applicable to 12,688,941 shares outstanding)	$162,949,028

Net Assets Consist of:
Paid-in capital	$146,385,476
Accumulated net investment loss	(560,515)
Accumulated net realized gain on investments	2,055,263
Net unrealized appreciation on investments	15,068,804

Net Assets	$162,949,028

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($33,061,754 ÷ 2,565,435 shares outstanding; 100,000,000 shares authorized)	$12.89

Class A:
Net Asset Value and redemption price per share ($82,283,435 ÷ 6,326,456 shares outstanding; 50,000,000 shares authorized)	$13.01

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.80

Class C:
Net Asset Value and offering price per share ($18,503,928 ÷ 1,571,459 shares outstanding; 50,000,000 shares authorized)	$11.77	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($29,099,911 ÷ 2,225,591 shares outstanding; 50,000,000 shares authorized)	$13.08

(a)	Redemption price varies based on the length of time held.

Statement of Operations For the Six Months Ended March 31, 2013 (Unaudited)
Investment Income:
Dividends	$241,749
Interest	8,356

Total Investment Income	250,105

Expenses:
Investment advisory fees	402,738
Distribution fees - Class AAA	23,334
Distribution fees - Class A	44,502
Distribution fees - Class C	36,435
Shareholder communications expenses	23,993
Registration expenses	21,095
Legal and audit fees	15,916
Accounting fees	15,000
Custodian fees	12,902
Shareholder services fees	8,976
Directors’ fees	1,273
Miscellaneous expenses	5,315

Total Expenses	611,479

Plus:
Expenses recovered by the Adviser (See Note 3)	97,288

Net Expenses	708,767

Net Investment Loss	(458,662)

Net Realized and Unrealized Gain on Investments and Written Options:
Net realized gain on investments	2,376,025
Net realized gain on written options	6,095

Net realized gain on investments and written options	2,382,120

Net change in unrealized appreciation on investments	13,364,420
Net Realized and Unrealized Gain on Investments and Written Options	15,746,540

Net Increase in Net Assets Resulting from Operations	$15,287,878

See accompanying notes to financial statements

5

The Gabelli Focus Five Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
Operations:
Net investment loss	$(458,662)	$(134,190)
Net realized gain on investments, written options, and foreign currency transactions	2,382,120	1,294,797
Net change in unrealized appreciation on investments	13,364,420	2,260,830

Net Increase in Net Assets Resulting from Operations	15,287,878	3,421,437

Distributions to Shareholders:
Net realized gain
Class AAA	(419,316)	(42,840)
Class A	(480,398)	(2,071)
Class C	(124,218)	(1,905)
Class I	(512,805)	(702)

Total Distributions to Shareholders	(1,536,737)	(47,518)

Capital Share Transactions:
Class AAA	18,266,467	4,537,223
Class A	68,310,758	7,210,628
Class C	15,332,320	1,586,991
Class I	11,225,529	13,734,180

Net Increase in Net Assets from Capital Share Transactions	113,135,074	27,069,022

Redemption Fees	207	14

Net Increase in Net Assets	126,886,422	30,442,955
Net Assets:
Beginning of period	36,062,606	5,619,651

End of period (including undistributed net investment income of $0 and $0, respectively)	$162,949,028	$36,062,606

See accompanying notes to financial statements

6

The Gabelli Focus Five Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/ Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Loss(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Redemption Fees (b)(c)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Loss(a)		Expenses Net of Waivers/ Reimburse- ments(d)		Expenses Before Waivers/ Reimburse- ments(e)		Portfolio Turnover Rate
Class AAA
2013(f)	$11.11	$(0.07)	$2.23	$2.16	$(0.38)	$0.00	$12.89	20.01%	$33,062	(1.14	)%(g)	1.76	%(g)(h)	1.76	%(g)(h)	39%
2012	8.19	(0.11)	3.10	2.99	(0.07)	0.00	11.11	36.71	11,714	(1.09)		2.01		2.69		140
2011	8.92	(0.12)	(0.61)	(0.73)	—	0.00	8.19	(8.18)	5,207	(1.21)		2.01		2.80		40
2010	7.90	(0.11)	1.13	1.02	—	—	8.92	12.91	5,739	(1.33)		2.01		3.09		61
2009	9.30	(0.07)	(0.92)	(0.99)	(0.41)	0.00	7.90	(8.99)	5,462	(1.04)		2.01		3.34		62
2008	12.61	(0.08)	(1.43)	(1.51)	(1.80)	0.00	9.30	(13.20)	7,327	(0.80)		2.01		2.52		58
Class A
2013(f)	$11.21	$(0.07)	$2.25	$2.18	$(0.38)	$0.00	$13.01	20.01%	$82,283	(1.13	)%(g)	1.73	%(g)(h)	1.73	%(g)(h)	39%
2012	8.26	(0.13)	3.15	3.02	(0.07)	0.00	11.21	36.76	7,574	(1.20)		2.01		2.69		140
2011	8.99	(0.12)	(0.61)	(0.73)	—	0.00	8.26	(8.12)	139	(1.21)		2.01		2.80		40
2010	7.96	(0.11)	1.14	1.03	—	—	8.99	12.94	116	(1.27)		2.01		3.09		61
2009	9.37	(0.07)	(0.93)	(1.00)	(0.41)	0.00	7.96	(9.04)	50	(1.06)		2.01		3.34		62
2008	12.69	(0.08)	(1.44)	(1.52)	(1.80)	0.00	9.37	(13.19)	51	(0.80)		2.01		2.52		58
Class C
2013(f)	$10.22	$(0.10)	$2.03	$1.93	$(0.38)	$0.00	$11.77	19.49%	$18,504	(1.87	)%(g)	2.49	%(g)(h)	2.49	%(g)(h)	39%
2012	7.59	(0.17)	2.87	2.70	(0.07)	0.00	10.22	35.79	1,913	(1.83)		2.76		3.44		140
2011	8.33	(0.18)	(0.56)	(0.74)	—	0.00	7.59	(8.88)	192	(1.96)		2.76		3.55		40
2010	7.43	(0.16)	1.06	0.90	—	—	8.33	12.11	119	(2.09)		2.76		3.84		61
2009	8.84	(0.11)	(0.89)	(1.00)	(0.41)	0.00	7.43	(9.61)	122	(1.78)		2.76		4.09		62
2008	12.16	(0.15)	(1.37)	(1.52)	(1.80)	0.00	8.84	(13.86)	146	(1.58)		2.76		3.27		58
Class I
2013(f)	$11.26	$(0.05)	$2.25	$2.20	$(0.38)	$0.00	$13.08	20.10%	$29,100	(0.88	)%(g)	1.53	%(g)(h)	1.53	%(g)(h)	39%
2012	8.27	(0.09)	3.15	3.06	(0.07)	0.00	11.26	37.21	14,862	(0.84)		1.76		2.44		140
2011	8.98	(0.10)	(0.61)	(0.71)	—	0.00	8.27	(7.91)	82	(0.96)		1.76		2.55		40
2010	7.93	(0.09)	1.14	1.05	—	—	8.98	13.24	67	(1.09)		1.76		2.84		61
2009	9.31	(0.05)	(0.92)	(0.97)	(0.41)	0.00	7.93	(8.76)	59	(0.79)		1.76		3.09		62
2008(i)	9.41	(0.03)	(0.07)	(0.10)	—	0.00	9.31	(1.06)	72	(0.44	)(g)	1.76	(g)	2.27	(g)	58

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity, net investment loss per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)

The Fund incurred interest expense during the years ended September 30, 2011, 2010, 2009, and 2008. If interest expense had not been incurred, each year the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.75% (Class I), respectively. For the six months ended March 31, 2013, there was no interest expense, and for the year ended September 30, 2012, the effect of interest expense was minimal.

(e)	During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(f)	For the six months ended March 31, 2013, unaudited.
(g)	Annualized.
(h)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $97,288 for the six months ended March 31, 2013, representing previously reimbursed expenses from the Adviser. Had such payment not been made, the expense ratio would have been 1.52% (Class AAA), 1.49% (Class A), 2.25% (Class C), and 1.28% (Class I). (i) From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements

7

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Focus Five Fund, a series of Gabelli Equity Series Funds, Inc. (the “Corporation”), was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on December 31, 2002.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

8

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Equipment and Supplies	$2,263,200	—	$32	$2,263,232
Metals and Mining	—	$276,891	—	276,891
Other Industries (a)	125,020,039	—	—	125,020,039
Total Common Stocks	127,283,239	276,891	32	127,560,162
U.S. Government Obligations	—	32,906,316	—	32,906,316
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$127,283,239	$33,183,207	$32	$160,466,478
(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended March 31, 2013, foreign common stock was transferred from Level 1 to Level 2 due to the application of fair value procedures resulting from volatility in U.S. markets after the close of the foreign markets. The beginning of period value of the securities that transferred from Level 1 to Level 2 during this period amounted to $492,625. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are

9

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions. The Fund’s derivative contracts held at March 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects

10

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At March 31, 2013, the Fund held no investments in option contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

11

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2012 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$35,473
Net long term capital gains.	12,045

Total distributions paid.	$47,518

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. However, during the year ended September 30, 2012, the Fund paid $1,134 for excise taxes and related interest.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$145,544,319	$15,142,344	$(220,185)	$14,922,159

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2009 through September 30, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

12

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding of brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at 1.70%, 1.70%, 2.45%, and 1.45%, respectively, of Class AAA, Class A, Class C, and Class I Shares’ average daily net assets through January 31, 2014. The Fund is obliged to repay the Adviser for a period of two years following the year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund, after giving effect to the reimbursement, would not exceed the foregoing limitations. During the six months ended March 31, 2013, the Adviser recovered $97,288. At March 31, 2013, the cumulative amount which the Fund may repay the Adviser is $43,685, expiring September 30, 2014.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2013, other than short term securities and U.S. Government obligations, aggregated $105,013,171 and $26,587,790, respectively.

6. Transactions with Affiliates. During the six months ended March 31, 2013, the Distributor retained a total of $65,192 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2013, there were no borrowings outstanding under the line of credit.

13

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

8. Capital Stock Transactions. The Fund offers four classes of shares–Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2013 and the year ended September 30, 2012 amounted to $207 and $14, respectively.

Transactions in shares of capital stock were as follows:

	For the Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,622,871	$19,613,755	675,204	$7,074,187
Shares issued upon reinvestment of distributions	36,031	398,496	4,401	39,124
Shares redeemed	(147,454)	(1,745,784)	(261,417)	(2,576,088)

Net increase	1,511,448	$18,266,467	418,188	$4,537,223

Class A
Shares sold	5,754,212	$69,558,170	682,064	$7,454,632
Shares issued upon reinvestment of distributions	41,652	464,833	201	1,797
Shares redeemed	(144,857)	(1,712,245)	(23,610)	(245,801)

Net increase	5,651,007	$68,310,758	658,655	$7,210,628

Class C
Shares sold	1,404,825	$15,565,380	182,113	$1,777,069
Shares issued upon reinvestment of distributions	11,250	113,960	125	1,035
Shares redeemed	(31,763)	(347,020)	(20,340)	(191,113)

Net increase	1,384,312	$15,332,320	161,898	$1,586,991

Class I
Shares sold	898,720	$11,179,764	1,327,355	$13,915,179
Shares issued upon reinvestment of distributions	45,742	512,762	77	694
Shares redeemed	(39,084)	(466,997)	(17,163)	(181,693)

Net increase	905,378	$11,225,529	1,310,269	$13,734,180

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by

14

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2013, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the performance of the Fund over various periods against a peer group of small cap core funds. The Independent Board Members noted that the Fund’s performance was in the top quartile for the one year, three year, and five year periods. The Independent Board Members also noted that the Fund’s performance was of less relevance than is usually the case due to the recent changes in investment strategy and portfolio management team.

Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that economies of scale were not an issue for this small and slow growing Fund that has been unprofitable to the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of small cap core funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios after waivers were above and the Fund’s size was far below average within this group and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The Independent Board Members also noted that the management fee structure before waivers was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fees for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the lack of profitability to the Adviser

16

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreements to the full Board.

17

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—  Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—  Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Elizabeth M. Lilly, CFA joined GAMCO Investors, Inc. in 2002 following the acquisition of Woodland Partners by GAMCO. Currently she is a portfolio manager on several funds within the Gabelli/GAMCO Funds Complex. Prior to co-founding Woodland Partners in 1996, she spent six years as a portfolio manager with First Asset Management, after working at Fund American Companies. Ms. Lilly began her career at The Goldman Sachs Group in 1985 as a research analyst, and holds a B.A. degree from Hobart/Williams Smith College.

Daniel M. Miller joined GAMCO Investors, Inc. in 2002 and has been responsible for managing the firm’s institutional equities business since 2004. He became Chairman of G.research, Inc. in October 2012. Currently he is a portfolio manager of Gabelli Funds, LLC and of the Fund. Mr. Miller graduated magna cum laude from the University of Miami.

Sarah M. Donnelly joined G.research, Inc. in 1999 as a research analyst. She currently follows the food and household products industries as a member of the consumer products team and serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Ms. Donnelly received her B.S. in Finance from Fordham University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President, Secretary, and

Acting Chief Compliance

Officer

Agnes Mullady

Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate,

Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q113SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/6/13

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	6/6/13

*	Print the name and title of each signing officer under his or her signature.